As filed with the Securities and Exchange Commission on February  29, 2012
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust
(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Address of principal executive offices) (Zip code)

Ronald R. Redell
President
DoubleLine Funds Trust
333 South Grand Avenue, Suite 1800
Los Angeles, CA 90071
(Name and address of agent for service)

(213) 633-8200
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2012

Date of reporting period:  December 31, 2011

Item 1. Schedule of Investments.

DoubleLine Total Return Bond Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Principal Amount		Security Description	Rate		Maturity	Value $
Non-Agency Collateralized Mortgage Obligations - 36.2%
6,200,000		Adjustable Rate Mortgage Trust, Series 2005-2-6M2	1.27%	#	06/25/2035	2,644,123
40,253,258		Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.14%	#	03/25/2036	19,607,926
46,888,957		Adjustable Rate Mortgage Trust, Series 2007-1-3A1	5.68%	#	03/25/2037	26,411,846
7,027,846		Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.52%	# ^	11/25/2037	3,034,856
684,644		Aegis Asset Backed Securities Trust, Series 2003-2-M2	2.84%	#	11/25/2033	475,089
6,809,272		Aegis Asset Backed Securities Trust, Series 2004-1-M2	2.32%	#	04/25/2034	4,685,402
965,450		Aegis Asset Backed Securities Trust, Series 2004-2-M2	1.59%	#	06/25/2034	480,289
8,256,071		American Home Mortgage Investment Trust, Series 2005-1-7A2	2.80%	#	06/25/2045	5,541,731
15,376,530		American Home Mortgage Investment Trust, Series 2005-4-3A1	0.59%	#	11/25/2045	8,006,920
3,159,401		American Home Mortgage Investment Trust, Series 2006-2-3A4	6.60%	#	06/25/2036	1,641,601
14,588,394		American Home Mortgage Investment Trust, Series 2007-A-13A1	6.10%	# ^	01/25/2037	8,641,734
20,333,396		Amortizing Residential Collateral Trust, Series 2002-BC7-M1	1.49%	#	10/25/2032	12,741,506
751,545		Argent Securities, Inc., Series 2004-W6-M1	0.84%	#	05/25/2034	563,688
8,608,249		Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1	1.27%	#	11/25/2033	6,615,276
2,032,466		Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2	1.97%	#	06/25/2034	1,418,226
10,359,509		Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	8,898,917
8,226,003		Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	5,876,180
14,752,011		Banc of America Alternative Loan Trust, Series 2005-6-2CB2	6.00%		07/25/2035	12,946,992
5,778,160		Banc of America Alternative Loan Trust, Series 2005-6-4CB1	6.50%		07/25/2035	4,610,050
5,664,125		Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	4,087,278
4,749,187		Banc of America Alternative Loan Trust, Series 2006-5-CB14	6.00%	#	06/25/2046	3,226,089
8,074,480		Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		06/25/2046	6,076,696
24,250,000		Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	14,721,375
13,710,214		Banc of America Alternative Loan Trust, Series 2006-8-1A1	6.21%	#I/F I/O	11/25/2036	2,261,995
4,661,473		Banc of America Alternative Loan Trust, Series 2006-8-1A2	0.74%	#	11/25/2036	2,484,241
20,927,243		Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	13,556,867
3,573,597		Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	1,916,025
5,303,000		Banc of America Commercial Mortgage, Inc., Series 2002-2-G	5.85%	^	07/11/2043	5,339,546
265,526,524		Banc of America Commercial Mortgage, Inc., Series 2005-4-XP	0.19%	# I/O	07/10/2045	457,768
270,005,033		Banc of America Commercial Mortgage, Inc., Series 2006-1-XP	0.17%	# I/O	09/10/2045	636,672
112,417,817		Banc of America Commercial Mortgage, Inc., Series 2006-4-XP	0.41%	# I/O	07/10/2046	785,463
338,364,326		Banc of America Commercial Mortgage, Inc., Series 2007-5-XW	0.42%	# ^ I/O	02/10/2051	5,622,262
412,252		Banc of America Funding Corporation, Series 2005-6-2A9	5.50%		10/25/2035	407,958
26,635,343		Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	25,070,303
933,728		Banc of America Funding Corporation, Series 2006-2-4A1	22.03%	#I/F	03/25/2036	1,141,343
4,209,431		Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	3,806,826
9,431,295		Banc of America Funding Corporation, Series 2006-3-6A1	6.31%	#	03/25/2036	9,630,234
5,176,290		Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%	#	10/25/2036	3,010,675
5,300,760		Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%	#	10/25/2036	3,060,897
4,916,714		Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%	#	10/25/2036	2,930,096
2,728,597		Banc of America Funding Corporation, Series 2006-B-7A1	5.63%	#	03/20/2036	1,993,388
25,539,156		Banc of America Funding Corporation, Series 2006-D-6A1	5.32%	#	05/20/2036	15,567,980
2,778,777		Banc of America Funding Corporation, Series 2006-G-2A1	0.50%	#	07/20/2036	2,112,321
1,463,626		Banc of America Funding Corporation, Series 2006-H-3A1	5.98%	#	09/20/2046	1,051,913
3,269,543		Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	#	01/25/2037	1,948,415
4,574,968		Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	3,023,128
6,044,271		Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	4,518,210
6,657,981		Banc of America Funding Corporation, Series 2009-R14-3A	15.97%	# ^I/F	06/26/2035	7,228,557
6,107,936		Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	^	12/26/2036	3,693,515
4,866,405		Banc of America Funding Corporation, Series 2010-R1-3A	13.83%	# ^I/F	07/26/2036	4,301,415
5,439,638		Banc of America Mortgage Securities, Inc., Series 2004-K-4A1	5.25%	#	12/25/2034	4,908,332
20,114,464		Banc of America Mortgage Securities, Inc., Series 2006-1-A9	6.00%		05/25/2036	16,175,791
7,322,862		Banc of America Mortgage Securities, Inc., Series 2007-1-2A5	5.75%		01/25/2037	6,956,151
8,818,764		BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	5,931,990
9,547,520		BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	6,303,602
18,000,000		BCAP LLC Trust, Series 2008-RR3-A1B	6.62%	#	10/25/2036	14,226,723
7,570,142		BCAP LLC Trust, Series 2010-RR10-5A1	7.64%	# ^	04/27/2037	6,056,113
13,899,601		BCAP LLC Trust, Series 2010-RR12-3A15	7.47%	# ^	08/26/2037	13,032,196
3,350,000		BCAP LLC Trust, Series 2010-RR5-2A3	6.10%	# ^	04/26/2037	3,058,885
10,500,000		BCRR Trust, Series 2010-LEAF-32A	4.23%	^	12/22/2032	10,456,241
23,755,889		Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	5.66%	#	10/25/2046	16,168,139
32,408,863		Bear Stearns Alt-A Trust, Series 2006-6-2A1	5.02%	#	11/25/2036	17,222,621
49,471,490		Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.25%	#	04/25/2035	44,418,942
16,107,082		Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.25%	#	04/25/2035	14,516,902
24,870,029		Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	5.75%	#	02/25/2036	16,017,865
3,511,445		Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	2,433,621
1,891,310		Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	1,374,207
10,807,709		Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	5.50%	#	10/25/2036	7,507,256
4,000,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2-C	6.83%	#	02/15/2035	3,997,088
5,602,972		Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP8-A2	4.83%		08/15/2038	5,685,229
10,000,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-BA5A-G	0.98%	# ^	09/15/2019	9,948,970
11,000,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-BA5A-H	1.23%	# ^	09/15/2019	10,922,571
8,175,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR3-A4	4.72%		02/11/2041	8,564,179
10,370,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-A3	5.47%	#	06/11/2041	11,177,994
38,525,969		Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR5-X2	0.86%	# I/O	07/11/2042	267,293
101,324,329		Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR6-X2	0.62%	# I/O	11/11/2041	686,371
92,744,349		Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T16-X2	0.77%	# I/O	02/13/2046	640,771
750,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10-AM	5.45%	#	12/11/2040	713,453
21,647,397		Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR7-X2	0.18%	# I/O	02/11/2041	63,817
10,000,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AM	5.90%	#	06/11/2050	9,917,160
12,815,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AMFL	0.94%	# ^	06/11/2050	9,972,646
15,480,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T28-A2	5.59%		09/11/2042	15,723,369
10,690,011		Capital Trust, Series 2005-3A-A2	5.16%	^	06/25/2035	10,586,318
4,258,175		CD Commercial Mortgage Trust, Series 2005-CD1-A2FL	0.40%	#	07/15/2044	4,233,492
7,463,676		CD Commercial Mortgage Trust, Series 2006-CD2-AAB	5.37%	#	01/15/2046	7,715,250
5,150,000		CD Commercial Mortgage Trust, Series 2007-CD4-ASB	5.28%		12/11/2049	5,314,362
560,758,638		CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.18%	# ^ I/O	11/15/2044	3,121,183
2,750,000		Centex Home Equity, Series 2004-A-AF5	5.43%	#	01/25/2034	2,713,411
4,088,871		Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1	1.19%	#	03/25/2033	2,358,549
22,000,000		Chase Mortgage Finance Corporation, Series 2005-A1-2A4	2.81%	#	12/25/2035	16,483,511
10,000,000		Chase Mortgage Finance Corporation, Series 2007-S3-1A5	6.00%		05/25/2037	8,013,730
5,808,026		Chase Mortgage Finance Corporation, Series 2007-S3-2A1	5.50%		05/25/2037	5,632,310
12,707,265		Chase Mortgage Finance Corporation, Series 2007-S5-1A18	6.00%		07/25/2037	10,333,821
2,214,049		Chaseflex Trust, Series 2006-1-A2A	5.94%	#	06/25/2036	2,133,525
8,602,116		Chaseflex Trust, Series 2006-1-A5	6.16%	#	06/25/2036	7,749,345
13,609,437		Chaseflex Trust, Series 2006-2-A2B	0.49%	#	09/25/2036	9,050,799
10,978,076		Chaseflex Trust, Series 2007-1-1A1	6.50%		02/25/2037	5,928,874
22,500,000		Chaseflex Trust, Series 2007-M1-2F4	6.35%	#	08/25/2037	15,108,008
13,470,279		Citi Mortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	8,212,203
9,287,713		Citi Mortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	5,946,165
14,288,667		Citi Mortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	8,888,451
6,966,671		Citi Mortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	4,333,708
17,825,121		Citi Mortgage Alternative Loan Trust, Series 2007-A1-1A9	5.11%	#I/F I/O	01/25/2037	2,643,506
15,882,107		Citi Mortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00%	#	03/25/2037	10,651,327
36,549,675		Citi Mortgage Alternative Loan Trust, Series 2007-A3-1A3	5.11%	#I/F I/O	03/25/2037	5,296,249
14,323,089		Citi Mortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	9,462,234
3,747,324		Citi Mortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	2,392,779
1,994,072		Citi Mortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%	I/O	10/25/2037	1,499,464
33,124,161		Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	32,676,041
6,594,000		Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.04%	#	09/25/2036	5,446,674
8,844,153		Citigroup Commercial Mortgage Trust, Series 2006-C4-ASB	5.73%	#	03/15/2049	9,373,838
5,248,083		Citigroup Commercial Mortgage Trust, Series 2006-C5-AMP3	5.50%	# ^	10/15/2049	4,930,934
7,000,000		Citigroup Commercial Mortgage Trust, Series 2009-RR1-CA4B	5.32%	# ^	12/17/2049	6,669,761
6,288,137		Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	4,895,481
2,900,117		Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	2,238,784
7,681,711		Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	#	10/25/2036	4,651,245
3,825,000		Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	5.92%	#	03/25/2036	2,150,222
21,282,978		Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.16%	#	05/25/2036	10,843,965
2,172,714		Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	1,456,559
2,713,989		Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	2,570,556
2,795,307		Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	^	05/25/2037	1,397,654
9,352,828		Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	#	01/25/2037	4,667,617
20,000,000		Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-1A1B	5.12%	# ^	11/25/2038	10,400,000
4,473,426		Citigroup Mortgage Loan Trust, Inc., Series 2010-2-5A1	5.50%	# ^	12/25/2035	4,590,319
205,000,000		Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	11.65%	# ^	11/25/2036	136,325,001
171,000,000		Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	9.84%	# ^	12/25/2036	107,730,001
172,794,435		Citigroup Mortgage Loan Trust, Inc., Series 2010-8-76I2	1.00%	^ I/O	06/25/2037	4,859,843
151,506,267		Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	9.49%	# ^	06/25/2037	103,115,166
9,965,932		Commercial Mortgage Acceptance Corporation, Series 1998-C2-F	5.44%	# ^	09/15/2030	10,375,153
2,500,000		Commercial Mortgage Pass-Through Certificates, Series 2006-CN2A-A2FX	5.45%	^	02/05/2019	2,428,948
1,368,251		Commercial Mortgage Pass-Through Certificates, Series 2007-C9-A2	5.81%	#	12/10/2049	1,378,015
60,119,032		Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	45,596,980
14,790,585		Countrywide Alternative Loan Trust, Series 2005-20CB-2A1	0.79%	#	07/25/2035	10,407,314
30,197,445		Countrywide Alternative Loan Trust, Series 2005-20CB-2A2	4.71%	#I/F I/O	07/25/2035	3,625,400
4,993,918		Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	4,735,395
10,687,216		Countrywide Alternative Loan Trust, Series 2005-26CB-A11	12.52%	#I/F	07/25/2035	10,292,619
15,229,586		Countrywide Alternative Loan Trust, Series 2005-28CB-1A2	1.04%	#	08/25/2035	10,540,861
3,615,368		Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	2,452,225
1,951,654		Countrywide Alternative Loan Trust, Series 2005-60T1-A7	33.78%	#I/F	12/25/2035	3,055,366
2,828,323		Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	1,899,725
41,260,079		Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	28,261,731
7,397,529		Countrywide Alternative Loan Trust, Series 2005-73CB-1A5	1.09%	#	01/25/2036	4,844,675
18,610,652		Countrywide Alternative Loan Trust, Series 2005-73CB-1A6	4.41%	#I/F I/O	01/25/2036	2,313,857
4,006,788		Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	2,317,718
8,615,214		Countrywide Alternative Loan Trust, Series 2005-85CB-2A6	20.56%	#I/F	02/25/2036	9,451,520
5,423,096		Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	3,490,633
11,595,302		Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	9,090,490
2,915,975		Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.99%	#	10/25/2035	1,751,168
1,749,118		Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	1,589,363
4,766,731		Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	4,398,336
3,383,403		Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	2,955,758
5,105,591		Countrywide Alternative Loan Trust, Series 2005-J13-2A5	0.77%	#	11/25/2035	3,274,287
10,211,182		Countrywide Alternative Loan Trust, Series 2005-J13-2A6	4.73%	#I/F I/O	11/25/2035	1,334,359
7,706,335		Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	7,064,783
4,432,108		Countrywide Alternative Loan Trust, Series 2005-J2-1A5	0.79%	#	04/25/2035	2,993,665
13,637,257		Countrywide Alternative Loan Trust, Series 2005-J2-1A6	4.71%	#I/F I/O	04/25/2035	1,663,998
11,006,440		Countrywide Alternative Loan Trust, Series 2006-12CB-A3	5.75%	#	05/25/2036	6,113,494
5,172,706		Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	2,722,346
4,171,598		Countrywide Alternative Loan Trust, Series 2006-18CB-A12	0.89%	#	07/25/2036	1,913,890
4,171,598		Countrywide Alternative Loan Trust, Series 2006-18CB-A13	5.21%	#I/F I/O	07/25/2036	602,594
3,996,626		Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	2,896,609
6,498,076		Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		06/25/2036	4,367,763
17,902,311		Countrywide Alternative Loan Trust, Series 2006-24CB-A14	6.86%	#I/F I/O	06/25/2036	3,640,489
15,250,819		Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		06/25/2036	10,413,045
16,368,710		Countrywide Alternative Loan Trust, Series 2006-24CB-A5	0.89%	#	06/25/2036	8,691,900
6,255,331		Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	3,589,199
7,751,584		Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	4,929,930
17,150,567		Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	10,667,936
2,178,015		Countrywide Alternative Loan Trust, Series 2006-29T1-2A12	44.24%	#I/F	10/25/2036	3,718,829
1,334,080		Countrywide Alternative Loan Trust, Series 2006-29T1-2A23	32.09%	#I/F	10/25/2036	2,017,579
14,933,271		Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	11,021,606
9,547,562		Countrywide Alternative Loan Trust, Series 2006-32CB-A1	0.96%	#	11/25/2036	4,909,385
15,925,333		Countrywide Alternative Loan Trust, Series 2006-32CB-A2	5.04%	#I/F I/O	11/25/2036	2,301,037
6,187,180		Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	3,818,925
5,550,593		Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	3,469,901
27,651,542		Countrywide Alternative Loan Trust, Series 2006-39CB-2A2	6.26%	#I/F I/O	01/25/2037	4,790,749
9,416,655		Countrywide Alternative Loan Trust, Series 2006-39CB-2A4	0.74%	#	01/25/2037	1,982,036
9,707,040		Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	6,055,096
14,878,821		Countrywide Alternative Loan Trust, Series 2006-40T1-1A4	5.16%	#I/F I/O	01/25/2037	2,053,273
10,734,733		Countrywide Alternative Loan Trust, Series 2006-45T1-1A4	0.89%	#	02/25/2037	4,980,020
10,734,733		Countrywide Alternative Loan Trust, Series 2006-45T1-1A5	5.11%	#I/F I/O	02/25/2037	1,614,497
4,705,657		Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	3,276,565
29,726,844		Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	19,647,601
4,590,438		Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	2,910,563
2,818,776		Countrywide Alternative Loan Trust, Series 2007-11T1-A24	38.14%	#I/F	05/25/2037	4,767,452
29,576,963		Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.74%	#	08/25/2037	11,913,438
8,564,749		Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	52.14%	#I/F	08/25/2037	17,389,975
28,726,681		Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	28.55%	#I/F	08/25/2037	45,379,572
4,727,909		Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	3,180,911
2,625,963		Countrywide Alternative Loan Trust, Series 2007-19-1A10	37.24%	#I/F	08/25/2037	4,140,177
62,469,324		Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	29,533,997
13,679,440		Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.23%	#I/F	09/25/2037	18,161,030
24,272,623		Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	8,532,203
17,241,896		Countrywide Alternative Loan Trust, Series 2007-5CB-1A18	5.36%	#I/F I/O	04/25/2037	2,648,986
17,241,896		Countrywide Alternative Loan Trust, Series 2007-5CB-1A23	0.84%	#	04/25/2037	7,424,300
1,205,241		Countrywide Alternative Loan Trust, Series 2007-8CB-A12	38.44%	#I/F	05/25/2037	1,973,902
1,286,577		Countrywide Alternative Loan Trust, Series 2007-8CB-A8	38.32%	#I/F	05/25/2037	2,034,518
1,740,583		Countrywide Alternative Loan Trust, Series 2007-9T1-1A4	0.79%	#	05/25/2037	804,390
1,740,583		Countrywide Alternative Loan Trust, Series 2007-9T1-1A5	5.21%	#I/F I/O	05/25/2037	247,476
4,929,298		Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	3,027,072
6,054,456		Countrywide Alternative Loan Trust, Series 2007-9T1-3A1	5.50%		05/25/2022	5,229,216
3,884,551		Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43%	#	04/25/2036	3,007,773
10,859,382		Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	11,161,822
46,394,834		Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	36,057,508
3,912,917		Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	3,029,139
7,099,727		Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	5,991,509
62,675,525		Countrywide Home Loans, Series 2005-HYB1-4A1	2.74%	#	03/25/2035	41,678,754
5,634,961		Countrywide Home Loans, Series 2005-HYB8-1A1	2.57%	#	12/20/2035	3,952,686
9,700,000		Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	8,699,125
3,318,721		Countrywide Home Loans, Series 2005-R1-1AF1	0.65%	# ^	03/25/2035	2,582,674
3,361,482		Countrywide Home Loans, Series 2005-R1-1AS	5.67%	# ^ I/O	03/25/2035	478,958
3,000,000		Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	2,516,178
3,533,352		Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	3,110,754
14,591,066		Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	12,374,691
26,682,870		Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	20,574,734
7,000,000		Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	5,885,439
54,102,945		Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	33,014,483
3,362,340		Countrywide Home Loans, Series 2007-J3-A1	0.79%	#	07/25/2037	2,235,910
16,811,698		Countrywide Home Loans, Series 2007-J3-A2	5.21%	#I/F I/O	07/25/2037	1,985,650
7,492,432		Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%	#	11/25/2036	3,731,988
5,530,909		Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%	#	12/25/2036	3,120,332
17,419,587		Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	9,051,426
7,887,000		Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-F	6.56%	^	02/15/2034	7,848,022
1,235,000		Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CF2-G	6.93%	^	02/15/2034	1,215,388
32,175		Credit Suisse First Boston Mortgage Securities Corporation, Series 2001-CK3-E	7.29%	# ^	06/15/2034	32,143
694,760		Credit Suisse First Boston Mortgage Securities Corporation, Series 2002-34-CB2	5.86%	#	01/25/2033	633,194
836,338		Credit Suisse First Boston Mortgage Securities Corporation, Series 2002-CKN2-A3	6.13%		04/15/2037	838,644
10,788,170		Credit Suisse First Boston Mortgage Securities Corporation, Series 2002-CKS4-A2	5.18%		11/15/2036	10,916,123
5,100,000		Credit Suisse First Boston Mortgage Securities Corporation, Series 2003-CPN1-A2	4.60%		03/15/2035	5,203,403
554,742		Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	2.65%	#	09/25/2034	526,713
6,907,104		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	5,005,451
2,067,242		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	1,541,691
16,439,437		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	7,096,633
3,459,208		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-5-2A11	5.00%		07/25/2035	3,430,071
336,816,143		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C1-ASP	0.31%	# ^ I/O	02/15/2038	198,385
188,235,819		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C2-ASP	0.52%	# ^ I/O	04/15/2037	381,742
10,277,652		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C4-A3	5.12%	#	08/15/2038	10,350,926
57,164,307		Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-C4-ASP	0.21%	# ^ I/O	08/15/2038	95,807
8,966,419		Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	7,237,908
38,371,456		Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	26,088,408
6,545,968		Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	4,189,157
7,652,392		Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1	0.99%	#	03/25/2036	4,050,667
42,773,350		Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2	5.01%	#I/F I/O	03/25/2036	6,700,941
24,113,020		Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	16,330,796
10,002,782		Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8	6.00%	#	05/25/2036	6,181,164
34,508,401		Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	14,180,710
28,318,077		Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	17,190,913
16,825,385		Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	6,184,498
1,195,309		Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	929,774
3,445,074		Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	3,007,960
11,529,814		Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	10,351,658
5,093,608		Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15	38.14%	#I/F	11/25/2036	7,902,985
5,963,456		Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A-SVA1	0.51%	# ^	10/15/2021	5,582,844
15,780,940		Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	8,321,298
37,550,148		Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	28,392,042
5,855,090		Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	5,588,502
11,227,921		Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	9,556,331
1,461,744,416		Credit Suisse Mortgage Capital Certificates, Series 2007-C1-ASP	0.38%	# I/O	02/15/2040	11,617,945
5,125,847		Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	4.86%	# ^	07/20/2035	3,119,590
9,718,408		Credit Suisse Mortgage Capital Certificates, Series 2010-1R-5A1	5.00%	# ^	01/27/2036	10,015,777
64,085,130		Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	8.26%	# ^	03/26/2037	36,861,222
97,400,000		Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	10.59%	# ^	06/26/2037	68,655,556
48,088,546		Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	10.59%	# ^	06/26/2037	34,362,464
35,000,000		Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	8.89%	# ^	04/26/2037	21,451,518
1,332,386		Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6-A4	5.16%	#	07/25/2035	1,219,399
9,750,000		Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	# ^	12/25/2036	7,521,438
40,759,000		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	29,261,334
3,626,687		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6	33.78%	#I/F	11/25/2035	5,021,941
3,429,302		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1	0.49%	#	11/25/2035	1,914,217
10,350,006		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2	5.01%	#I/F I/O	11/25/2035	1,295,380
2,459,394		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	6.16%	#	06/25/2036	1,521,081
5,072,659		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	2,778,821
5,046,175		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	2,690,537
7,458,593		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	3,976,844
14,901,780		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	#	10/25/2036	7,570,231
28,655,202		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2006-AF1-A3	0.47%	#	04/25/2036	22,754,638
7,320,170		Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-1-1A2	0.45%	#	08/25/2037	6,955,201
44,675,621		Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.73%	# ^I/F	04/15/2036	45,008,303
12,703,232		Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1	11.72%	# ^I/F	04/15/2036	13,755,224
20,837,446		Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	14.07%	# ^I/F	04/15/2036	23,813,305
971,937		Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1	18.52%	# ^I/F	04/15/2036	1,047,846
8,391,203		Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3	12.18%	# ^I/F	04/15/2036	7,743,345
138,893,277		Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.73%	# ^I/F	04/15/2036	147,226,874
1,205,840		DLJ Commercial Mortgage Corporation, Series 1998-CF1-B4	7.60%	# ^	02/15/2031	1,237,453
4,000,000		DLJ Commercial Mortgage Corporation, Series 2000-CKP1-B1	7.95%	#	11/10/2033	4,032,922
3,139,811		Ellington Loan Acquisition Trust, Series 2007-1-A2A2	1.09%	# ^	05/27/2037	2,851,255
286,152,264		Extended Stay American Trust, Series 2010-ESHA-XA1	3.13%	# ^ I/O	01/05/2013	8,273,950
102,500,000		Extended Stay American Trust, Series 2010-ESHA-XB1	1.17%	# ^ I/O	01/05/2016	1,158,455
4,127,247		First Horizon Alternative Mortgage Securities, Series 2005-FA8-2A1	5.00%		11/25/2020	3,880,328
1,107,491		First Horizon Alternative Mortgage Securities, Series 2006-FA1-1A6	1.04%	#	04/25/2036	955,806
6,753,362		First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	4,755,967
1,977,118		First Horizon Alternative Mortgage Securities, Series 2006-FA7-A8	6.25%		12/25/2036	1,380,756
23,308,955		First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	20,224,492
2,708,563		First Horizon Alternative Mortgage Securities, Series 2007-FA3-A4	6.00%		06/25/2037	1,603,718
2,896,274		First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A13	6.25%		08/25/2037	1,790,029
4,200,995		First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A5	6.25%		08/25/2037	2,596,406
815,148		First Horizon Asset Securities, Inc., Series 2005-6-1A1	5.50%		11/25/2035	825,006
8,000,000		First Union Commercial Mortgage Securities, Inc., Series 2000-C2-G	8.40%	#	10/15/2032	8,001,984
1,500,000		First Union Commercial Mortgage Securities, Inc., Series 2001-C1-F	6.84%		03/15/2033	1,516,955
2,437,763		First Union Commercial Mortgage Securities, Inc., Series 2001-C4-K	6.00%	^	12/12/2033	2,419,987
3,039,223		GE Capital Commercial Mortgage Corporation, Series 2002-1A-A3	6.27%		12/10/2035	3,051,633
6,049,079		GMAC Commercial Mortgage Securities, Inc., Series 2001-C1-D	7.03%	#	04/15/2034	6,027,012
136,305		GMAC Commercial Mortgage Securities, Inc., Series 2003-C3-A3	4.65%		04/10/2040	137,644
5,876,287		GMAC Commercial Mortgage Securities, Inc., Series 2004-C3-A4	4.55%		12/10/2041	5,918,206
1,853,841		GMAC Mortgage Corporation Loan Trust, Series 2004-J2-A6	16.18%	#I/F	06/25/2034	1,974,689
6,575,000		Greenwich Capital Commercial Funding Corporation, Series 2003-C2-B	5.03%		01/05/2036	6,835,567
4,000,000		Greenwich Capital Commercial Funding Corporation, Series 2003-C2-C	5.07%	#	01/05/2036	4,133,650
7,936,000		Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-D	0.58%	# ^	11/05/2019	7,783,740
6,500,000		Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-G	0.75%	# ^	11/05/2019	5,857,215
2,993,787		GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	# ^	09/25/2036	2,275,278
224,739,686		GS Mortgage Securities Corporation II, Series 2006-GG6-XC	0.07%	# ^ I/O	04/10/2038	408,352
36,402,179		GS Mortgage Securities Corporation II, Series 2011-GC3-X	1.16%	# ^ I/O	03/10/2044	2,024,580
1,924,737		GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	1,785,294
8,804,760		GSAA Home Equity Trust, Series 2005-7-AF2	4.48%	#	05/25/2035	8,530,641
45,361,000		GSAA Home Equity Trust, Series 2005-7-AF3	4.75%	#	05/25/2035	35,395,778
15,937,939		GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	8,446,096
11,407,056		GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	#	06/25/2036	6,042,700
22,543,667		GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	#	09/25/2036	11,300,160
3,686,290		GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	2,082,450
7,621,271		GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	#	11/25/2036	3,976,131
2,614,390		GSAA Home Equity Trust, Series 2006-4-4A1	0.39%	#	03/25/2036	2,449,022
16,559,523		GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	11,922,567
7,830,065		GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	4,794,713
27,621,659		GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF	0.64%	# ^	03/25/2035	22,433,027
27,621,659		GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	5.27%	# ^ I/O	03/25/2035	3,783,579
15,127,716		GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF	0.64%	# ^	09/25/2035	11,883,713
15,127,716		GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	5.12%	# ^ I/O	09/25/2035	2,274,608
12,729,325		GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	12,632,933
2,606,513		GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	2,563,583
30,349,379		GSR Mortgage Loan Trust, Series 2005-6F-3A9	6.61%	#I/F I/O	07/25/2035	5,218,439
3,293,150		GSR Mortgage Loan Trust, Series 2005-6F-4A1	0.79%	#	07/25/2035	2,807,372
3,277,014		GSR Mortgage Loan Trust, Series 2005-7F-3A1	0.79%	#	09/25/2035	2,771,102
9,120,557		GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	7,419,359
15,779,316		GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	15,542,248
4,037,158		GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	3,422,158
8,334,033		GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	6,276,777
1,079,249		GSR Mortgage Loan Trust, Series 2006-9F-8A1	5.50%		08/25/2021	1,001,251
1,106,809		Gulf Stream Compass Ltd., Series 2002-1A-A	0.93%	# ^	12/19/2014	1,087,440
6,679,770		Harborview Mortgage Loan Trust, Series 2005-14-3A1A	2.75%	#	12/19/2035	4,145,345
2,846,560		Home Equity Asset Trust, Series 2003-3-M1	1.58%	#	08/25/2033	2,152,475
5,461,822		Home Equity Asset Trust, Series 2004-7-M2	1.28%	#	01/25/2035	4,647,041
3,773,173		Homebanc Mortgage Trust, Series 2005-1-M2	0.78%	#	03/25/2035	2,094,349
7,864,059		Homebanc Mortgage Trust, Series 2006-1-3A1	5.61%	#	04/25/2037	5,885,316
6,562,950		HSI Asset Loan Obligation, Series 2006-2-2A1	5.50%		12/25/2021	6,007,196
15,370,390		HSI Asset Loan Obligation, Series 2007-AR1-3A1	6.12%	#	01/25/2037	10,304,740
2,699,665		IMPAC Trust, Series 2002-9F-A1	5.22%	#	12/25/2032	2,732,536
1,410,205		Indymac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	1,048,152
41,406,859		Indymac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	19,442,384
12,571,403		Jefferies & Company, Inc., Series 2010-R1-1A1	6.00%	# ^	03/26/2037	13,206,183
2,844,019		Jefferies & Company, Inc., Series 2010-R6-1A2	6.00%	^	09/26/2037	2,840,423
31,490,705		JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	21,797,488
10,095,248		JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	8,446,770
9,958,452		JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	6,650,434
6,500,000		JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	3,157,690
14,745,000		JP Morgan Alternative Loan Trust, Series 2006-S4-A3A	5.78%	#	12/25/2036	12,378,317
6,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2001-C1-F	6.90%	# ^	10/12/2035	6,004,635
5,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2001-CIB2-C	6.74%	#	04/15/2035	4,992,975
2,184,081		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2001-CIBC-E	6.91%	#	03/15/2033	2,183,091
10,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2001-CIBC-F	7.38%	#	03/15/2033	9,963,250
1,125,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-C3-A4	4.66%		01/15/2042	1,124,192
1,308,120		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB8-A1A	4.16%	^	01/12/2039	1,348,657
29,447,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-A5	4.65%		01/12/2037	29,922,068
24,826,314		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	0.73%	# ^ I/O	01/12/2037	412,328
268,446,470		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-LDP3-X2	0.17%	# I/O	08/15/2042	362,671
128,825,644		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-LDP4-X1	0.12%	# ^ I/O	10/15/2042	920,073
317,841,349		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB14-X2	0.04%	# I/O	12/12/2044	276,840
102,593,384		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB16-X2	0.50%	# I/O	05/12/2045	832,956
172,668,873		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.74%	# I/O	05/15/2045	3,518,905
10,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-ASB	5.86%		02/15/2051	10,708,255
190,553,400		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.26%	# I/O	06/12/2047	2,455,281
1,149,084,542		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.15%	# ^ I/O	02/12/2051	11,385,130
15,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-CCHP-A	2.60%	# ^	07/15/2028	14,958,630
5,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-CCHP-B	3.50%	# ^	07/15/2028	4,940,203
5,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19%	^	11/13/2044	5,013,000
594,810		JP Morgan Commercial Mortgage Finance Corporation, Series 1997-C5-F	7.56%		09/15/2029	602,878
16,000,000		JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.46%	#	10/25/2036	8,269,072
6,435,929		JP Morgan Mortgage Acquisition Corporation, Series 2006-WF1-A5	6.41%	#	07/25/2036	2,928,003
15,000,000		JP Morgan Mortgage Acquisition Corporation, Series 2007-CH1-AF5	5.84%	#	11/25/2036	10,648,223
438,633		JP Morgan Mortgage Trust, Series 2003-A1-4A2	4.50%	#	10/25/2033	437,678
6,091,659		JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	5,881,262
6,385,011		JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	4,885,941
23,331,809		JP Morgan Mortgage Trust, Series 2006-S4-A8	0.67%	#	01/25/2037	13,796,507
23,331,808		JP Morgan Mortgage Trust, Series 2006-S4-A9	6.33%	#I/F I/O	01/25/2037	4,440,024
7,240,115		JP Morgan Mortgage Trust, Series 2007-A2-2A1	3.91%	#	04/25/2037	5,114,312
4,000,000		JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	3,128,722
19,175,058		JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	18,121,810
27,546,803		JP Morgan Research Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	13,922,567
20,452,000		JP Morgan Research Trust, Series 2010-2-3A9	6.00%	^	07/26/2036	9,853,600
10,275,139		JP Morgan Research Trust, Series 2010-8-2A3	4.50%	# ^	11/26/2034	10,301,854
54,376,003		LB-UBS Commercial Mortgage Trust, Series 2005-C1-XCP	0.75%	# I/O	02/15/2040	14,845
120,192,562		LB-UBS Commercial Mortgage Trust, Series 2005-C2-XCP	0.30%	# I/O	04/15/2040	124,519
53,494,286		LB-UBS Commercial Mortgage Trust, Series 2005-C5-XCP	0.42%	# I/O	09/15/2040	168,186
183,220,355		LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.29%	# ^ I/O	11/15/2038	3,243,367
9,433,415		Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	6,950,239
16,791,742		Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	14,226,870
2,867,458		Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	2,823,647
4,864,877		Lehman Mortgage Trust, Series 2006-1-1A1	1.04%	#	02/25/2036	2,164,070
14,594,632		Lehman Mortgage Trust, Series 2006-1-1A2	4.46%	#I/F I/O	02/25/2036	1,950,453
7,057,633		Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	6,042,936
11,051,779		Lehman Mortgage Trust, Series 2006-4-1A3	5.11%	#I/F I/O	08/25/2036	1,462,868
7,024,271		Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	4,683,064
15,220,662		Lehman Mortgage Trust, Series 2006-5-2A1	0.64%	#	09/25/2036	5,484,499
31,704,473		Lehman Mortgage Trust, Series 2006-5-2A2	6.86%	#I/F I/O	09/25/2036	7,103,622
29,441,610		Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	18,181,342
7,445,244		Lehman Mortgage Trust, Series 2006-7-2A2	0.74%	#	11/25/2036	3,015,316
22,174,484		Lehman Mortgage Trust, Series 2006-7-2A5	6.26%	#I/F I/O	11/25/2036	5,198,298
7,828,060		Lehman Mortgage Trust, Series 2006-9-1A19	29.33%	#I/F	01/25/2037	11,250,537
8,676,550		Lehman Mortgage Trust, Series 2006-9-1A5	0.89%	#	01/25/2037	4,173,156
25,789,290		Lehman Mortgage Trust, Series 2006-9-1A6	4.86%	#I/F I/O	01/25/2037	3,265,502
9,775,482		Lehman Mortgage Trust, Series 2006-9-2A1	0.67%	#	01/25/2037	3,836,583
21,999,813		Lehman Mortgage Trust, Series 2006-9-2A2	6.33%	#I/F I/O	01/25/2037	4,093,598
24,771,515		Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	21,643,343
6,937,621		Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	4,784,086
6,644,741		Lehman Mortgage Trust, Series 2007-4-2A11	0.62%	#	05/25/2037	2,130,470
21,549,676		Lehman Mortgage Trust, Series 2007-4-2A8	6.38%	#I/F I/O	05/25/2037	4,912,524
2,496,086		Lehman Mortgage Trust, Series 2007-4-2A9	0.62%	#	05/25/2037	1,352,825
34,140,297		Lehman Mortgage Trust, Series 2007-5-11A1	5.97%	#	06/25/2037	21,849,790
5,159,697		Lehman Mortgage Trust, Series 2007-5-4A3	38.32%	#I/F	08/25/2036	8,021,482
1,803,324		Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	1,608,985
1,843,129		Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	1,379,146
4,027,499		Lehman XS Trust, Series 2005-10-2A3B	5.55%	#	01/25/2036	2,876,434
16,500,000		Lehman XS Trust, Series 2005-4-2A3A	5.00%	#	10/25/2035	8,598,051
7,594,543		Lehman XS Trust, Series 2006-11-2A1	0.42%	#	06/25/2046	6,753,493
6,757,151		Lehman XS Trust, Series 2006-5-2A4A	5.89%	#	04/25/2036	5,605,006
211,950		Marathon Financing B.V., Series 2006-1A-A1	0.75%	# ^	10/05/2026	204,320
8,208,941		MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	2.38%	#	03/25/2035	4,461,170
4,048,325		MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	4,065,415
2,945,969		MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	2,840,056
11,401,312		MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	8,895,708
5,875,273		MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	4,322,045
15,000,000		MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	12,152,415
13,880,962		MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	11,207,489
4,975,000		MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3	4.42%	#	12/25/2032	3,442,974
1,223,182		MASTR Asset Securitization Trust, Series 2003-1-30B2	5.75%		02/25/2033	1,221,552
1,476,773		MASTR Asset Securitization Trust, Series 2007-1-1A1	5.50%		11/25/2037	1,296,656
11,936,664		MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	10,278,709
1,445,616		MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,302,434
4,186,366		MASTR Seasoned Securitization Trust, Series 2005-2-2A1	0.69%	#	10/25/2032	3,454,982
214,601,837		Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	0.70%	# I/O	11/15/2026	6,011,105
7,437,651		Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	6,128,156
19,000,000		Merrill Lynch Mortgage Trust, Series 2003-KEY1-A4	5.24%	#	11/12/2035	20,065,368
326,744,301		Merrill Lynch Mortgage Trust, Series 2004-BPC1-XP	0.87%	# ^ I/O	10/12/2041	1,008,660
10,000,000		Merrill Lynch Mortgage Trust, Series 2004-KEY2-A4	4.86%	#	08/12/2039	10,657,825
326,291,328		Merrill Lynch Mortgage Trust, Series 2005-MCP1-XP	0.65%	# I/O	06/12/2043	3,200,592
3,365,848		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.40%	#	12/12/2049	3,350,459
1,485,000		Morgan Stanley Capital, Inc., Series 1999-LIFE-G	6.97%	# ^	04/15/2033	1,481,346
2,000,000		Morgan Stanley Capital, Inc., Series 2002-HQ-F	6.84%	# ^	04/15/2034	2,006,746
1,966,317		Morgan Stanley Capital, Inc., Series 2003-NC6-M2	3.22%	#	06/25/2033	1,395,089
176,337,301		Morgan Stanley Capital, Inc., Series 2004-HQ4-X2	0.33%	# ^ I/O	04/14/2040	520,724
2,848,679		Morgan Stanley Capital, Inc., Series 2004-IQ8-A4	4.90%		06/15/2040	2,857,057
4,113,869		Morgan Stanley Capital, Inc., Series 2005-IQ10-AAB	5.18%	#	09/15/2042	4,273,773
184,920,380		Morgan Stanley Capital, Inc., Series 2005-IQ9-X2	1.09%	# ^ I/O	07/15/2056	180,667
1,117,397		Morgan Stanley Capital, Inc., Series 2005-RR6-A2FL	0.51%	# ^	05/24/2043	983,310
9,045,144		Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	0.53%	#	04/12/2049	8,633,590
18,090,288		Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FX	5.60%	#	04/12/2049	18,424,235
481,753,484		Morgan Stanley Capital, Inc., Series 2007-IQ16-X2	0.23%	# ^ I/O	12/12/2049	4,252,438
5,295,688		Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1	0.99%	#	12/25/2035	3,367,864
2,384,815		Morgan Stanley Mortgage Loan Trust, Series 2005-6AR-1A1	0.57%	#	11/25/2035	1,928,702
8,046,412		Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%	#	08/25/2036	3,731,974
23,676,989		Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	15,825,380
12,143,769		Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	#	10/25/2046	6,516,547
3,644,567		Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	#	10/25/2046	1,677,467
1,792,005		Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	1,477,469
79,536,558		Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.68%	#	06/25/2036	52,450,224
6,436,918		Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	4,585,898
6,712,353		Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	4,716,814
8,970,114		Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	5,758,782
5,586,685		Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	#	09/25/2046	2,794,479
4,225,961		Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	#	09/25/2046	2,395,982
3,456,800		Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	#	01/25/2047	2,877,852
12,602,570		Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	#	01/25/2047	6,749,294
7,371,315		Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	#	01/25/2047	3,976,913
6,488,669		Morgan Stanley Re-Remic Trust, Series 2010-R9-1A	4.00%	# ^	08/26/2036	6,534,687
8,829,015		Morgan Stanley Re-Remic Trust, Series 2010-R9-1B	7.48%	# ^	08/26/2036	4,282,072
70,000,000		Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	8.76%	# ^	11/26/2036	43,050,000
10,906,573		Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	# ^	02/26/2037	9,529,618
5,697,368		Multi Security Asset Trust, Series 2005-RR4A-A3	5.00%	^	11/28/2035	5,654,638
2,099,879		New York Mortgage Trust, Series 2005-2-A	0.62%	#	08/25/2035	1,861,091
2,790,324		Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%	#	02/25/2035	2,659,879
22,214,191		Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	10,936,180
4,514,320		Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	2,256,939
23,036,939		Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	13,857,329
5,000,000		Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	2,834,355
2,463,066		Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	1,366,617
15,331,000		Nomura Asset Securities Corporation, Series 1998-D6-A2	7.07%	#	03/15/2030	16,069,080
4,115,000		Nomura Asset Securities Corporation, Series 1998-D6-A3	7.28%	#	03/15/2030	4,354,149
23,508,164		Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	9,350,278
4,367,996		Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	1,979,137
17,889,166		Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	#	02/25/2037	8,058,783
1,454,583		Option One Mortgage Loan Trust, Series 2002-2-A	0.83%	#	06/25/2032	1,141,448
5,308,223		Option One Mortgage Loan Trust, Series 2004-3-M3	0.94%	#	11/25/2034	4,007,945
2,595,787		PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	1,956,790
52,723,936		PHH Alternative Mortgage Trust, Series 2007-3-A2	0.48%	#	07/25/2037	36,195,826
1,518,938		Popular ABS Mortgage Pass-Thru Trust, Series 2005-5-AF6	5.33%	#	11/25/2035	1,373,229
5,769,105		Prime Mortgage Trust, Series 2006-1-2A5	6.00%		06/25/2036	5,101,031
5,923,486		Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	5,131,418
1,864,857		Prudential Commercial Mortgage Trust, Series 2003-PWR1-A1	3.67%		02/11/2036	1,881,321
1,262,736		Prudential Mortgage Capital Funding, LLC, Series 2001-ROCK-F	7.87%	# ^	05/10/2034	1,264,063
73,967,427		RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	57,800,958
1,993,176		Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	#	05/25/2036	904,518
11,300,000		Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	#	01/25/2037	4,124,732
22,252,000		Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	#	01/25/2037	8,401,643
18,490,000		Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	#	06/25/2037	7,636,055
10,000,000		Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	#	06/25/2037	4,534,955
17,447,792		Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	16,087,457
1,437,869		Residential Accredit Loans, Inc., Series 2005-QS12-A11	47.92%	#I/F	08/25/2035	2,512,479
6,697,759		Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	4,517,150
11,485,246		Residential Accredit Loans, Inc., Series 2005-QS13-2A1	0.99%	#	09/25/2035	6,003,470
47,089,510		Residential Accredit Loans, Inc., Series 2005-QS13-2A2	4.76%	#I/F I/O	09/25/2035	7,227,072
20,756,818		Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	13,479,467
10,291,222		Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	5,939,630
10,871,129		Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	7,703,635
11,734,181		Residential Accredit Loans, Inc., Series 2005-QS16-A1	0.99%	#	11/25/2035	6,548,365
11,732,153		Residential Accredit Loans, Inc., Series 2005-QS16-A2	4.51%	#I/F I/O	11/25/2035	1,600,042
5,320,063		Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	3,959,077
3,880,563		Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	2,651,695
16,230,197		Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	11,090,540
11,535,913		Residential Accredit Loans, Inc., Series 2005-QS17-A2	1.14%	#	12/25/2035	6,125,898
11,535,913		Residential Accredit Loans, Inc., Series 2005-QS17-A4	4.86%	#I/F I/O	12/25/2035	1,433,807
9,282,152		Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	6,342,750
7,087,871		Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	6,594,828
5,337,185		Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	4,259,663
4,643,672		Residential Accredit Loans, Inc., Series 2005-QS9-A1	0.79%	#	06/25/2035	3,424,648
11,609,180		Residential Accredit Loans, Inc., Series 2005-QS9-A4	4.71%	#I/F I/O	06/25/2035	1,468,184
4,342,684		Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	2,429,282
4,900,433		Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	2,567,550
10,989,072		Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	6,210,831
17,792,253		Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	9,901,620
9,360,003		Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	5,700,785
3,468,876		Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	2,163,746
12,334,774		Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	7,571,084
3,600,658		Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	2,210,084
3,890,936		Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	2,388,257
1,539,717		Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	945,078
8,722,483		Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	4,909,166
48,458,342		Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	27,273,203
4,816,111		Residential Accredit Loans, Inc., Series 2006-QS1-A6	40.61%	#I/F	01/25/2036	7,569,015
33,471,367		Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	20,251,365
6,923,797		Residential Accredit Loans, Inc., Series 2006-QS4-A8	1.37%	#I/F	04/25/2036	5,250,490
21,331,325		Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	12,879,139
27,000,155		Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	16,860,976
46,822,211		Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.26%	#I/F I/O	08/25/2036	6,898,157
16,141,429		Residential Accredit Loans, Inc., Series 2006-QS9-1A6	5.01%	#I/F I/O	07/25/2036	2,226,765
46,593,859		Residential Accredit Loans, Inc., Series 2007-QS1-1A2	5.16%	#I/F I/O	01/25/2037	7,379,014
4,862,185		Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	2,994,410
12,470,745		Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	7,784,258
2,087,793		Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	1,298,022
12,239,601		Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	7,404,971
9,697,644		Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	5,276,439
4,000,673		Residential Accredit Loans, Inc., Series 2007-QS5-A5	0.59%	#	03/25/2037	1,487,106
13,287,150		Residential Accredit Loans, Inc., Series 2007-QS5-A8	6.41%	#I/F I/O	03/25/2037	2,708,107
3,473,228		Residential Accredit Loans, Inc., Series 2007-QS6-A13	52.55%	#I/F	04/25/2037	7,015,540
15,467,933		Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	9,070,295
24,651,105		Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	15,030,247
1,702,574		Residential Accredit Loans, Inc., Series 2007-QS6-A77	53.39%	#I/F	04/25/2037	3,562,883
16,536,323		Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	9,001,597
14,081,777		Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	8,432,105
1,178,784		Residential Asset Mortgage Products, Inc., Series 2004-RS4-AI6	5.07%	#	04/25/2034	1,099,790
6,015,216		Residential Asset Mortgage Products, Inc., Series 2004-RS5-AI6	5.55%	#	05/25/2034	4,741,443
13,168,484		Residential Asset Mortgage Products, Inc., Series 2004-RS7-AI6	5.22%	#	07/25/2034	11,462,434
1,874,088		Residential Asset Mortgage Products, Inc., Series 2004-RS8-AI4	5.06%	#	06/25/2032	1,830,940
1,894,156		Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI4	4.77%	#	10/25/2032	1,617,916
2,852,070		Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI6	4.72%	#	07/25/2034	2,263,382
4,304,378		Residential Asset Mortgage Products, Inc., Series 2004-RZ2-AI4	5.35%	#	02/25/2033	3,144,368
7,550,000		Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	5,481,145
13,383,407		Residential Asset Mortgage Products, Inc., Series 2006-RS5-A3	0.46%	#	09/25/2036	9,226,260
988,495		Residential Asset Securities Corporation, Series 2002-KS1-AI6	6.08%	#	06/25/2032	818,479
4,072,930		Residential Asset Securities Corporation, Series 2003-KS11-MI1	5.13%	#	01/25/2034	3,180,453
3,029,725		Residential Asset Securities Corporation, Series 2006-KS4-A3	0.44%	#	06/25/2036	2,675,212
11,245,407		Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	5,782,681
10,684,637		Residential Asset Securitization Trust, Series 2005-A12-A7	4.71%	#I/F I/O	11/25/2035	1,151,974
8,125,387		Residential Asset Securitization Trust, Series 2005-A12-A8	0.84%	#	11/25/2035	6,123,742
8,956,252		Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	5,896,044
6,828,570		Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	5,821,622
11,875,259		Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	9,986,606
13,735,785		Residential Asset Securitization Trust, Series 2005-A8CB-A2	4.71%	#I/F I/O	07/25/2035	1,329,827
10,970,467		Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	6,880,332
2,061,907		Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	1,429,381
15,294,733		Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	10,220,132
30,188,667		Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	21,256,414
24,747,332		Residential Asset Securitization Trust, Series 2006-A14C-2A6	0.74%	#	12/25/2036	7,344,835
54,613,649		Residential Asset Securitization Trust, Series 2006-A14C-2A7	6.26%	#I/F I/O	12/25/2036	13,152,747
15,501,716		Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	10,577,735
2,091,093		Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	1,343,071
9,285,672		Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	6,867,219
12,564,000		Residential Asset Securitization Trust, Series 2006-R1-A1	27.23%	#I/F	01/25/2046	16,502,337
2,093,172		Residential Asset Securitization Trust, Series 2007-A3-1A2	44.13%	#I/F	04/25/2037	3,758,580
35,295,778		Residential Asset Securitization Trust, Series 2007-A5-1A4	5.81%	#I/F I/O	05/25/2037	6,273,352
9,115,455		Residential Asset Securitization Trust, Series 2007-A5-1A6	0.69%	#	05/25/2037	1,929,441
4,677,616		Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	3,276,176
9,139,387		Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	6,401,176
17,402,542		Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	12,610,439
17,751,147		Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	18,218,109
29,636,073		Residential Funding Mortgage Securities Trust, Series 2005-S9-A6	5.75%		12/25/2035	27,499,579
2,339,094		Residential Funding Mortgage Securities Trust, Series 2005-S9-A8	5.50%		12/25/2035	2,152,376
837,188		Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	635,056
17,130,020		Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	13,372,122
4,644,392		Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	3,703,882
12,682,746		Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	10,065,712
4,207,813		Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	3,451,124
18,601,104		Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	5.90%	#	02/25/2037	14,169,912
3,000,000		Salomon Brothers Mortgage Securities, Series 2000-C3-F	7.60%	#	12/18/2033	2,981,072
684,909		Sequoia Mortgage Trust, Series 2003-4-2A1	0.63%	#	07/20/2033	577,103
4,691,965		Soundview Home Equity Loan Trust, Series 2007-1-2A1	0.38%	#	03/25/2037	4,324,711
30,729,126		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	4.30%	#	09/25/2034	27,188,854
1,048,408		Structured Asset Securities Corporation, Series 2003-18XS-A6	4.04%	#	06/25/2033	1,057,178
7,672,022		Structured Asset Securities Corporation, Series 2003-24A-1A3	2.45%	#	07/25/2033	6,349,162
45,765,338		Structured Asset Securities Corporation, Series 2003-35-1A1	5.14%	#	12/25/2033	45,786,528
16,430,225		Structured Asset Securities Corporation, Series 2004-11XS-2A2	5.40%	#	06/25/2034	15,975,552
34,714,191		Structured Asset Securities Corporation, Series 2004-22-A2	4.86%	#	01/25/2035	34,396,504
55,384,965		Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	48,539,688
8,344,283		Structured Asset Securities Corporation, Series 2005-14-1A1	0.59%	#	07/25/2035	7,434,610
2,846,808		Structured Asset Securities Corporation, Series 2005-14-1A4	23.22%	#I/F	07/25/2035	3,246,589
8,992,054		Structured Asset Securities Corporation, Series 2005-15-1A1	5.50%		08/25/2035	8,425,788
12,500,000		Structured Asset Securities Corporation, Series 2005-3-1A6	5.75%		03/25/2035	9,857,225
2,274,809		Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	1,678,012
4,488,196		Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	2,632,199
2,904,866		Thornburg Mortgage Securities Trust, Series 2003-6-A2	1.29%	#	12/25/2033	2,202,551
8,903,781		TIAA Real Estate CDO, Series 2002-1A-IIFL	1.55%	# ^	05/22/2037	8,302,776
5,840,000		Wachovia Bank Commercial Mortgage Trust, Series 2005-C22-AM	5.32%	#	12/15/2044	5,963,206
2,873,209		Wachovia Bank Commercial Mortgage Trust, Series 2006-C23-APB	5.45%		01/15/2045	2,908,522
13,423,757		Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	10,594,955
7,709,949		Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	6,497,649
2,518,220		Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12	47.37%	#I/F	07/25/2035	4,618,453
8,154,613		Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6	0.89%	#	07/25/2035	4,809,358
6,753,460		Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	5,961,258
2,809,499		Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	1,929,289
8,471,816		Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	1,246,948
14,074,482		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	10,271,029
6,921,066		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	5,191,139
6,108,374		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	4,349,172
6,586,027		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	4,155,595
12,116,040		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	6,710,432
22,007,827		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	12,188,969
10,045,992		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	#	07/25/2036	4,394,569
7,101,595		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	5.93%	#	10/25/2036	4,177,264
3,940,000		Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	5.53%	#	08/25/2036	2,811,168
29,099,578		Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	23,130,280
727,449		Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A4	6.00%		06/25/2037	29,482
1,238,756		Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	37.72%	#I/F	06/25/2037	1,987,330
5,773,840		Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	4,061,013
21,858,676		Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	15,374,234
24,404,073		Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1	0.64%	#	06/25/2037	10,358,370
35,950,979		Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2	6.36%	#I/F I/O	06/25/2037	6,183,518
2,589,263		Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	2,080,432
25,400,955		Wells Fargo Alternative Loan Trust, Series 2007-PA3-4A3	6.50%		07/25/2037	15,526,740
1,935,217		Wells Fargo Mortgage Backed Securities Trust, Series 2005-4-A7	22.72%	#I/F	04/25/2035	2,481,455
7,580,539		Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.72%	#	10/25/2035	2,997,231
335,236		Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-1A4	18.58%	#I/F	03/25/2036	373,330
6,256,267		Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	6,098,725
5,364,280		Wells Fargo Mortgage Backed Securities Trust, Series 2006-3-A6	5.50%		03/25/2036	4,647,771
4,305,324		Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-1A8	5.75%		04/25/2036	4,298,023
1,081,164		Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-2A2	5.50%		04/25/2036	1,032,564
15,345,022		Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A1	0.69%	#	05/25/2036	9,802,523
15,345,022		Wells Fargo Mortgage Backed Securities Trust, Series 2006-6-2A2	6.81%	#I/F I/O	05/25/2036	2,517,431
6,369,518		Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A1	0.00%	P/O	08/25/2036	5,177,284
6,369,518		Wells Fargo Mortgage Backed Securities Trust, Series 2006-9-2A2	6.00%	I/O	08/25/2036	992,314
21,826,572		Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	5.62%	#	04/25/2036	19,129,157
7,199,766		Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A18	6.00%		07/25/2037	6,497,385
12,093,000		Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-2A11	6.00%		07/25/2037	10,756,590
11,259,286		Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	10,167,236
95,008,318		Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	87,870,961
4,880,491		Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-1A18	5.75%		03/25/2037	4,032,694
6,041,553		Wells Fargo Mortgage Backed Securities Trust, Series 2007-2-3A2	5.25%		03/25/2037	5,761,902
8,383,031		Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A6	23.31%	#I/F	05/25/2037	10,814,110
2,422,000		Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	2,089,111
10,000,000		Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	9,204,690
20,000,000		Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	17,724,220
4,946,733		Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-1A14	38.02%	#I/F	07/25/2037	8,906,641
5,650,000		Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A2	6.00%		07/25/2037	5,251,845
151,940,236		Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	6.00%	#	12/28/2037	139,969,473
91,138,215		WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	0.89%	# ^ I/O	06/15/2044	3,756,717
Total Non-Agency Collateralized Mortgage Obligations (Cost $5,931,642,104)						5,584,130,886

US Government / Agency Mortgage Backed Securities - 46.0%
52,458,250		Federal Home Loan Mortgage Corporation, Pool C03490	4.50%		08/01/2040	55,635,092
158,138,426		Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	170,177,342
50,422,385		Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	54,245,233
129,681,155		Federal Home Loan Mortgage Corporation, Pool G06172	5.50%		12/01/2038	140,911,254
1,321,589		Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	1,400,298
12,471,369		Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	13,493,547
4,623,007		Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	5,168,680
2,480,200		Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	2,656,195
12,860,698		Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	14,387,974
11,267,108		Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	13,237,270
19,852,505		Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	22,230,277
25,331,931		Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	28,596,687
20,277,916		Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	22,899,775
54,165,994		Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	60,963,490
7,819,286		Federal Home Loan Mortgage Corporation, Series 2990-JL	6.37%	#I/F I/O	03/15/2035	989,589
24,373,247		Federal Home Loan Mortgage Corporation, Series 3002-SN	6.22%	#I/F I/O	07/15/2035	4,206,150
602,804		Federal Home Loan Mortgage Corporation, Series 3014-SJ	10.84%	#I/F	08/15/2035	615,729
17,282,334		Federal Home Loan Mortgage Corporation, Series 3030-SL	5.82%	#I/F I/O	09/15/2035	2,233,037
4,859,609		Federal Home Loan Mortgage Corporation, Series 3045-DI	6.45%	#I/F I/O	10/15/2035	825,710
23,413,521		Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	27,503,952
6,040,216		Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	6,596,271
7,223,625		Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	7,981,459
3,930,957		Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	4,399,654
5,410,281		Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	6,113,751
20,084,160		Federal Home Loan Mortgage Corporation, Series 3203-SE	6.22%	#I/F I/O	08/15/2036	3,018,940
18,529,325		Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	20,981,637
29,359,846		Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	34,077,773
23,234,662		Federal Home Loan Mortgage Corporation, Series 3261-SA	6.15%	#I/F I/O	01/15/2037	3,150,504
44,492,990		Federal Home Loan Mortgage Corporation, Series 3275-SC	5.80%	#I/F I/O	02/15/2037	6,508,546
13,156,289		Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	16,291,097
3,119,692		Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	3,664,247
50,143,002		Federal Home Loan Mortgage Corporation, Series 3355-BI	5.77%	#I/F I/O	08/15/2037	7,662,593
3,201,929		Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	3,966,728
49,086,568		Federal Home Loan Mortgage Corporation, Series 3417-SI	5.90%	#I/F I/O	02/15/2038	5,718,826
49,041,274		Federal Home Loan Mortgage Corporation, Series 3423-GS	5.37%	#I/F I/O	03/15/2038	5,067,499
13,100,066		Federal Home Loan Mortgage Corporation, Series 3423-SG	5.37%	#I/F I/O	03/15/2038	1,353,647
12,415,770		Federal Home Loan Mortgage Corporation, Series 3451-S	5.75%	#I/F I/O	02/15/2037	1,258,731
21,814,798		Federal Home Loan Mortgage Corporation, Series 3455-SC	5.78%	#I/F I/O	06/15/2038	2,217,066
14,930,695		Federal Home Loan Mortgage Corporation, Series 3473-SM	5.79%	#I/F I/O	07/15/2038	2,047,127
41,421,225		Federal Home Loan Mortgage Corporation, Series 3484-SE	5.57%	#I/F I/O	08/15/2038	4,754,647
20,932,893		Federal Home Loan Mortgage Corporation, Series 3519-SD	5.27%	#I/F I/O	02/15/2038	2,156,718
12,641,502		Federal Home Loan Mortgage Corporation, Series 3524-LB	5.92%	#	06/15/2038	13,062,702
2,812,214		Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%		05/15/2039	2,954,395
27,489,656		Federal Home Loan Mortgage Corporation, Series 3545-SA	5.87%	#I/F I/O	06/15/2039	3,719,746
11,435,641		Federal Home Loan Mortgage Corporation, Series 3549-SA	5.52%	#I/F I/O	07/15/2039	1,234,917
41,519,378		Federal Home Loan Mortgage Corporation, Series 3577-LS	6.92%	#I/F I/O	08/15/2035	8,145,205
19,644,674		Federal Home Loan Mortgage Corporation, Series 3582-SA	5.72%	#I/F I/O	10/15/2049	2,236,951
11,140,980		Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	11,875,422
74,378,501		Federal Home Loan Mortgage Corporation, Series 3606-CS	6.07%	#I/F I/O	12/15/2039	9,893,345
20,356,865		Federal Home Loan Mortgage Corporation, Series 3616-SG	6.07%	#I/F I/O	03/15/2032	3,339,169
27,772,648		Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	31,608,745
27,924,440		Federal Home Loan Mortgage Corporation, Series 3631-SE	6.12%	#I/F I/O	05/15/2039	3,330,090
31,675,578		Federal Home Loan Mortgage Corporation, Series 3641-SB	6.22%	#I/F I/O	10/15/2034	1,637,035
24,217,428		Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	28,775,596
18,879,020		Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	22,360,536
37,820,727		Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	44,864,641
36,462,210		Federal Home Loan Mortgage Corporation, Series 3667-SB	6.17%	#I/F I/O	05/15/2040	4,173,257
75,954,010		Federal Home Loan Mortgage Corporation, Series 3688-CM	4.00%		07/15/2029	78,551,500
42,436,118		Federal Home Loan Mortgage Corporation, Series 3702-SG	5.77%	#I/F I/O	08/15/2032	6,815,419
14,546,213		Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	1,834,560
9,986,235		Federal Home Loan Mortgage Corporation, Series 3712-SG	23.65%	#I/F	08/15/2040	13,057,128
41,715,978		Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	46,199,691
16,133,800		Federal Home Loan Mortgage Corporation, Series 3741-SC	9.44%	#I/F	10/15/2040	16,566,326
13,390,091		Federal Home Loan Mortgage Corporation, Series 3745-SY	9.44%	#I/F	10/15/2040	13,556,016
15,354,000		Federal Home Loan Mortgage Corporation, Series 3747-KS	14.17%	#I/F	10/15/2040	15,687,639
32,938,504		Federal Home Loan Mortgage Corporation, Series 3748-CS	9.46%	#I/F	10/15/2040	33,253,653
51,700,000		Federal Home Loan Mortgage Corporation, Series 3752-BS	9.46%	#I/F	11/15/2040	53,094,111
21,661,460		Federal Home Loan Mortgage Corporation, Series 3758-SL	5.36%	#I/F	05/15/2039	21,859,896
20,490,358		Federal Home Loan Mortgage Corporation, Series 3758-SM	9.46%	#I/F	11/15/2040	21,561,067
8,496,363		Federal Home Loan Mortgage Corporation, Series 3764-S	9.34%	#I/F	11/15/2040	8,607,170
11,864,720		Federal Home Loan Mortgage Corporation, Series 3768-MS	9.46%	#I/F	12/15/2040	11,945,013
18,900,000		Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	20,393,510
18,761,630		Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	19,506,591
27,073,052		Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	26,732,489
24,250,000		Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	25,771,280
13,910,312		Federal Home Loan Mortgage Corporation, Series 3779-SH	9.24%	#I/F	12/15/2040	14,000,403
3,500,000		Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,612,914
13,568,121		Federal Home Loan Mortgage Corporation, Series 3780-BS	9.34%	#I/F	12/15/2040	13,853,045
15,000,000		Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	16,210,155
26,141,120		Federal Home Loan Mortgage Corporation, Series 3786-SG	8.94%	#I/F	01/15/2041	26,113,792
11,731,674		Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	12,159,733
17,057,472		Federal Home Loan Mortgage Corporation, Series 3793-SA	9.24%	#I/F	01/15/2041	17,163,627
10,372,839		Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	10,801,168
5,359,509		Federal Home Loan Mortgage Corporation, Series 3796-CS	9.34%	#I/F	01/15/2041	5,452,924
7,824,505		Federal Home Loan Mortgage Corporation, Series 3796-SK	9.34%	#I/F	01/15/2041	7,936,718
10,628,987		Federal Home Loan Mortgage Corporation, Series 3798-SD	9.04%	#I/F	12/15/2040	10,681,206
59,667,046		Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	70,566,915
18,000,000		Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	18,677,335
15,277,557		Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	15,857,418
11,376,868		Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	12,069,271
16,672,230		Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	19,535,846
35,500,000		Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	36,828,474
31,185,996		Federal Home Loan Mortgage Corporation, Series 3828-SW	12.37%	#I/F	02/15/2041	32,143,228
21,427,571		Federal Home Loan Mortgage Corporation, Series 3838-TS	8.30%	#I/F	04/15/2041	21,612,911
5,169,118		Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%		04/15/2041	6,078,920
9,509,916		Federal Home Loan Mortgage Corporation, Series 3843-SC	12.52%	#I/F	04/15/2041	9,730,537
12,479,160		Federal Home Loan Mortgage Corporation, Series 3845-LS	12.52%	#I/F	03/15/2041	12,880,674
64,016,727		Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	74,375,491
62,805,664		Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	76,161,691
186,748,741		Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	199,066,463
30,000,000		Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	31,888,899
12,378,000		Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	13,454,006
46,704,188		Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	47,775,526
26,944,621		Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	27,838,341
36,026,113		Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	36,511,828
18,301,880		Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	20,833,078
8,134,169		Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	9,314,639
12,330,000		Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	13,560,520
24,357,100		Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	25,636,464
16,546,351		Federal Home Loan Mortgage Corporation, Series 3924-US	9.02%	#I/F	09/15/2041	16,649,935
10,289,019		Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	10,671,799
61,493,631		Federal Home Loan Mortgage Corporation, Series 3946-SM	13.87%	#I/F	10/15/2041	63,914,961
7,020,417		Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	6,480,722
128,539,000		Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	135,889,887
10,000,000		Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/01/2042	9,000,000
203,249,771		Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	235,333,884
3,307,399		Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	3,818,995
8,811,190		Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	9,714,226
12,618,731		Federal National Mortgage Association, Series 2003-117-KS	6.81%	#I/F I/O	08/25/2033	1,519,055
31,022,942		Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	36,058,369
14,507,092		Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	16,198,488
11,957,216		Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	13,237,691
19,323,699		Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	22,106,797
53,045,449		Federal National Mortgage Association, Series 2003-92-PZ	5.00%		09/25/2033	60,225,458
19,500,000		Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	22,445,409
19,872,606		Federal National Mortgage Association, Series 2004-46-PJ	5.71%	#I/F I/O	03/25/2034	2,291,377
15,344,600		Federal National Mortgage Association, Series 2004-51-XP	7.41%	#I/F I/O	07/25/2034	2,412,882
5,000,000		Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	5,517,399
7,000,000		Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	7,860,628
2,567,454		Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	2,762,933
2,023,652		Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	2,214,142
43,274,173		Federal National Mortgage Association, Series 2005-87-SE	5.76%	#I/F I/O	10/25/2035	5,906,076
35,192,852		Federal National Mortgage Association, Series 2005-87-SG	6.41%	#I/F I/O	10/25/2035	5,588,959
23,406,724		Federal National Mortgage Association, Series 2006-101-SA	6.29%	#I/F I/O	10/25/2036	3,634,545
9,011,579		Federal National Mortgage Association, Series 2006-123-LI	6.03%	#I/F I/O	01/25/2037	1,292,178
44,290,405		Federal National Mortgage Association, Series 2006-56-SM	6.46%	#I/F I/O	07/25/2036	8,282,740
12,427,806		Federal National Mortgage Association, Series 2006-93-SN	6.31%	#I/F I/O	10/25/2036	1,754,691
11,033,527		Federal National Mortgage Association, Series 2007-116-BI	5.96%	#I/F I/O	05/25/2037	1,734,820
6,765,756		Federal National Mortgage Association, Series 2007-2-SH	31.36%	#I/F	08/25/2036	9,065,902
17,077,048		Federal National Mortgage Association, Series 2007-30-OI	6.15%	#I/F I/O	04/25/2037	2,758,392
8,986,274		Federal National Mortgage Association, Series 2007-30-SI	5.82%	#I/F I/O	04/25/2037	1,264,212
24,428,908		Federal National Mortgage Association, Series 2007-32-SG	5.81%	#I/F I/O	04/25/2037	3,455,161
26,091,602		Federal National Mortgage Association, Series 2007-57-SX	6.33%	#I/F I/O	10/25/2036	3,910,774
13,159,577		Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	15,918,851
12,109,022		Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	14,673,463
18,784,187		Federal National Mortgage Association, Series 2007-75-ID	5.58%	#I/F I/O	08/25/2037	2,435,930
13,218,633		Federal National Mortgage Association, Series 2007-93-SB	3.86%	#I/F I/O	01/25/2036	725,215
13,830,797		Federal National Mortgage Association, Series 2007-9-SD	6.36%	#I/F I/O	03/25/2037	2,354,711
17,041,688		Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	18,469,966
21,137,770		Federal National Mortgage Association, Series 2008-48-SD	5.71%	#I/F I/O	06/25/2037	2,443,784
28,472,034		Federal National Mortgage Association, Series 2008-53-LI	5.86%	#I/F I/O	07/25/2038	3,255,099
23,425,165		Federal National Mortgage Association, Series 2008-57-SE	5.71%	#I/F I/O	02/25/2037	2,747,934
19,125,702		Federal National Mortgage Association, Series 2008-61-SC	5.71%	#I/F I/O	07/25/2038	2,174,340
21,002,439		Federal National Mortgage Association, Series 2008-62-SC	5.71%	#I/F I/O	07/25/2038	2,374,664
25,681,942		Federal National Mortgage Association, Series 2008-65-SA	5.71%	#I/F I/O	08/25/2038	2,810,868
25,000,000		Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	28,077,563
31,048,476		Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	33,583,907
35,440,021		Federal National Mortgage Association, Series 2009-111-SE	5.96%	#I/F I/O	01/25/2040	4,528,926
3,003,746		Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	3,310,722
67,844,056		Federal National Mortgage Association, Series 2009-42-SI	5.71%	#I/F I/O	06/25/2039	7,672,009
30,992,804		Federal National Mortgage Association, Series 2009-42-SX	5.71%	#I/F I/O	06/25/2039	3,543,417
13,527,634		Federal National Mortgage Association, Series 2009-48-WS	5.66%	#I/F I/O	07/25/2039	1,878,752
41,808,054		Federal National Mortgage Association, Series 2009-49-S	6.46%	#I/F I/O	07/25/2039	6,420,852
7,496,207		Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	8,169,326
4,489,186		Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	5,121,015
30,819,819		Federal National Mortgage Association, Series 2009-70-SA	5.51%	#I/F I/O	09/25/2039	3,275,888
10,000,000		Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	10,948,174
19,914,187		Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	21,716,684
36,221,046		Federal National Mortgage Association, Series 2009-85-ES	6.94%	#I/F I/O	01/25/2036	7,427,111
38,132,471		Federal National Mortgage Association, Series 2009-90-IB	5.43%	#I/F I/O	04/25/2037	4,147,105
5,950,063		Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	6,626,167
49,964,331		Federal National Mortgage Association, Series 2010-101-SA	4.19%	#I/F I/O	09/25/2040	4,926,578
18,417,612		Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	19,321,235
52,024,152		Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	55,349,567
12,088,686		Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	13,183,959
20,338,677		Federal National Mortgage Association, Series 2010-111-S	5.66%	#I/F I/O	10/25/2050	2,843,827
11,530,434		Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	11,563,349
34,137,115		Federal National Mortgage Association, Series 2010-117-SA	4.21%	#I/F I/O	10/25/2040	2,897,784
132,691,352		Federal National Mortgage Association, Series 2010-121-SD	4.21%	#I/F I/O	10/25/2040	12,511,375
8,602,127		Federal National Mortgage Association, Series 2010-126-SU	52.03%	#I/F	11/25/2040	12,831,664
20,522,254		Federal National Mortgage Association, Series 2010-126-SX	14.19%	#I/F	11/25/2040	21,048,888
11,504,330		Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	11,237,959
11,697,170		Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	12,602,652
1,123,246		Federal National Mortgage Association, Series 2010-137-VS	14.19%	#I/F	12/25/2040	1,179,144
6,470,000		Federal National Mortgage Association, Series 2010-142-AV	4.00%		11/25/2029	6,865,444
28,100,022		Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	28,971,364
4,674,000		Federal National Mortgage Association, Series 2010-153-VB	4.00%		05/25/2027	4,972,679
11,005,042		Federal National Mortgage Association, Series 2010-155-SA	9.46%	#I/F	01/25/2041	11,067,401
74,332,104		Federal National Mortgage Association, Series 2010-16-SA	5.16%	#I/F I/O	03/25/2040	8,416,007
3,005,319		Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	3,465,981
35,381,073		Federal National Mortgage Association, Series 2010-21-KS	4.66%	#I/F I/O	03/25/2040	2,819,691
11,360,791		Federal National Mortgage Association, Series 2010-2-GS	6.16%	#I/F I/O	12/25/2049	1,305,469
26,873,941		Federal National Mortgage Association, Series 2010-2-MS	5.96%	#I/F I/O	02/25/2050	3,748,294
56,758,418		Federal National Mortgage Association, Series 2010-31-SA	4.71%	#I/F I/O	04/25/2040	4,874,572
20,966,570		Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	21,869,556
67,588,718		Federal National Mortgage Association, Series 2010-34-PS	4.64%	#I/F I/O	04/25/2040	5,412,978
13,894,924		Federal National Mortgage Association, Series 2010-35-ES	6.16%	#I/F I/O	04/25/2040	2,051,954
24,160,065		Federal National Mortgage Association, Series 2010-35-SV	6.16%	#I/F I/O	04/25/2040	3,418,292
128,001		Federal National Mortgage Association, Series 2010-39-LS	18.83%	#I/F	05/25/2040	129,063
26,843,942		Federal National Mortgage Association, Series 2010-46-MS	4.66%	#I/F I/O	05/25/2040	2,198,562
20,872,775		Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	22,246,820
13,700,636		Federal National Mortgage Association, Series 2010-4-SK	5.94%	#I/F I/O	02/25/2040	2,523,841
8,500,000		Federal National Mortgage Association, Series 2010-58-ES	11.72%	#I/F	06/25/2040	9,588,485
34,077,537		Federal National Mortgage Association, Series 2010-59-MS	5.48%	#I/F I/O	06/25/2040	3,777,410
79,918,323		Federal National Mortgage Association, Series 2010-59-PS	6.16%	#I/F I/O	03/25/2039	11,350,528
49,892,919		Federal National Mortgage Association, Series 2010-59-SC	4.71%	#I/F I/O	01/25/2040	4,487,185
8,473,678		Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	9,490,472
5,000,000		Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	5,345,756
11,781,492		Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	13,433,838
34,863,506		Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	37,239,960
31,241,439		Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	33,485,146
21,313,977		Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	23,267,336
42,627,953		Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	46,534,673
38,757,335		Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	41,662,845
14,785,352		Federal National Mortgage Association, Series 2010-90-SA	5.56%	#I/F I/O	08/25/2040	1,785,926
5,930,614		Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	6,223,655
28,116,106		Federal National Mortgage Association, Series 2010-99-SG	23.65%	#I/F	09/25/2040	36,055,368
38,024,856		Federal National Mortgage Association, Series 2010-9-DS	5.01%	#I/F I/O	02/25/2040	3,902,255
38,136,116		Federal National Mortgage Association, Series 2011-110-LS	9.56%	#I/F	11/25/2041	38,499,084
6,706,151		Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	7,856,812
14,093,489		Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	14,569,919
8,462,461		Federal National Mortgage Association, Series 2011-11-SC	8.91%	#I/F	03/25/2041	8,483,611
55,990,168		Federal National Mortgage Association, Series 2011-127-PM	4.00%		12/25/2041	55,919,783
20,137,203		Federal National Mortgage Association, Series 2011-14-US	7.73%	#I/F	03/25/2041	20,157,280
29,500,000		Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	30,385,460
38,800,000		Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	40,170,622
17,295,730		Federal National Mortgage Association, Series 2011-17-SA	6.18%	#I/F I/O	03/25/2041	2,706,633
24,300,198		Federal National Mortgage Association, Series 2011-18-S	8.89%	#I/F	03/25/2041	24,432,243
5,995,766		Federal National Mortgage Association, Series 2011-23-KS	8.71%	#I/F	02/25/2041	6,134,970
11,000,000		Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	11,272,416
18,692,200		Federal National Mortgage Association, Series 2011-27-BS	8.46%	#I/F	04/25/2041	18,964,235
56,000,000		Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	57,657,578
15,559,259		Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	16,175,675
8,436,465		Federal National Mortgage Association, Series 2011-2-SC	9.06%	#I/F	02/25/2041	8,447,229
10,000,000		Federal National Mortgage Association, Series 2011-2-VD	4.00%		07/25/2027	10,648,961
12,748,100		Federal National Mortgage Association, Series 2011-35-SE	8.36%	#I/F	04/25/2041	12,932,711
17,734,519		Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	19,567,777
25,231,324		Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	26,751,608
11,161,982		Federal National Mortgage Association, Series 2011-38-SC	8.31%	#I/F	05/25/2041	11,360,470
8,748,233		Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	8,983,441
16,347,244		Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	17,343,980
22,510,689		Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	23,918,246
24,330,758		Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	25,734,793
11,000,000		Federal National Mortgage Association, Series 2011-48-SC	8.61%	#I/F	06/25/2041	11,422,220
13,969,748		Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	14,286,962
15,302,511		Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	16,270,595
105,073,578		Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	111,785,866
20,462,554		Federal National Mortgage Association, Series 2011-72-LZ	5.50%		04/25/2037	24,646,819
12,000,000		Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	13,258,116
14,234,894		Federal National Mortgage Association, Series 2011-77-CZ	4.00%		08/25/2041	14,364,574
21,185,811		Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	19,623,357
9,970,803		Federal National Mortgage Association, Series 2011-87-US	13.14%	#I/F	09/25/2041	10,307,524
21,787,531		Federal National Mortgage Association, Series 2011-8-AV	4.00%		01/25/2030	23,022,928
5,734,022		Federal National Mortgage Association, Series 2011-8-HS	9.01%	#I/F	02/25/2041	5,771,598
91,129,694		Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	105,302,375
64,946,784		Federal National Mortgage Association, Series 400-S4	5.16%	#I/F I/O	11/25/2039	7,431,781
80,404,370		Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	86,965,187
59,456,237		Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	64,307,734
95,809,850		Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	103,627,720
71,483,399		Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	77,293,948
24,952,397		Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	26,988,457
24,305,194		Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	26,280,848
61,429,969		Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	66,423,321
8,804,480		Federal National Mortgage Association Pass-Thru, Pool 745571	4.00%		01/01/2019	9,368,274
3,213,696		Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	3,474,420
9,445,644		Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	10,216,387
19,510,061		Federal National Mortgage Association Pass-Thru, Pool 929321	5.50%		03/01/2038	21,263,606
4,655,617		Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	5,106,787
3,197,189		Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	3,456,574
186,028,728		Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	203,272,005
15,278,528		Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	16,525,222
168,030,893		Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	181,741,840
82,829,066		Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	87,555,002
3,839,239		Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	4,011,928
38,723,224		Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	40,140,020
3,171,466		Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	3,345,513
3,954,826		Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	4,230,966
7,520,862		Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	8,134,548
2,308,366		Federal National Mortgage Association Pass-Thru, Pool AD7018	5.00%		04/01/2040	2,435,047
4,223,138		Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	4,567,737
19,121,219		Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	19,981,289
46,624,734		Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	48,330,628
8,833,260		Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	9,337,255
54,924,999		Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	58,030,177
39,510,221		Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	40,955,811
110,000,000		Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	111,784,173
17,146,630		Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	18,343,869
1,251,578		Federal National Mortgage Association Pass-Thru, Pool MA0315	4.50%		01/01/2025	1,326,442
64,482,176		Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	68,984,553
15,121,420		Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	16,177,252
1,986,625		Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	2,095,649
5,453,889		Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	5,760,520
6,215,274		Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	6,556,363
17,241,729		Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	18,211,100
7,551,463		Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	7,982,821
19,632,022		Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	20,752,157
40,632,812		Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	42,917,286
48,932,125		Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%		11/01/2020	51,683,205
3,519,974		Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	3,720,811
80,369,876		Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	84,955,500
56,946,901		Federal National Mortgage Association Pass-Thru, Pool MA0871	4.00%		10/01/2041	59,030,460
72,874,319		Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	75,540,626
27,727,780		Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	29,309,830
14,700,000		Government National Mortgage Association, Series 2003-67-SP	6.82%	#I/F I/O	08/20/2033	4,207,912
14,128,509		Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	16,258,892
5,639,597		Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	6,717,445
6,500,000		Government National Mortgage Association, Series 2004-80-PH	5.00%		07/20/2034	7,281,091
29,100,755		Government National Mortgage Association, Series 2004-83-CS	5.80%	#I/F I/O	10/20/2034	4,520,427
2,800,915		Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	3,244,507
18,332,390		Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	21,577,073
1,826,700		Government National Mortgage Association, Series 2006-24-CX	37.88%	#	05/20/2036	3,016,515
55,972,342		Government National Mortgage Association, Series 2007-26-SJ	4.41%	#I/F I/O	04/20/2037	4,744,960
19,315,329		Government National Mortgage Association, Series 2008-2-SM	6.22%	#I/F I/O	01/16/2038	2,623,537
37,384,295		Government National Mortgage Association, Series 2008-42-AI	7.41%	#I/F I/O	05/16/2038	6,504,314
19,733,898		Government National Mortgage Association, Series 2008-43-SH	6.05%	#I/F I/O	05/20/2038	2,585,358
22,292,867		Government National Mortgage Association, Series 2008-51-SC	5.97%	#I/F I/O	06/20/2038	3,173,708
11,776,345		Government National Mortgage Association, Series 2008-51-SE	5.97%	#I/F I/O	06/16/2038	1,886,158
8,652,394		Government National Mortgage Association, Series 2008-82-SM	5.77%	#I/F I/O	09/20/2038	1,180,963
10,957,892		Government National Mortgage Association, Series 2008-83-SD	6.28%	#I/F I/O	11/16/2036	1,820,111
20,777,167		Government National Mortgage Association, Series 2009-10-NS	6.37%	#I/F I/O	02/16/2039	3,490,163
12,500,000		Government National Mortgage Association, Series 2009-24-SN	5.82%	#I/F I/O	09/20/2038	2,187,876
1,832,789		Government National Mortgage Association, Series 2009-31-ZM	4.50%		08/20/2038	1,892,456
24,706,714		Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	27,002,818
61,766,785		Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	68,244,928
4,455,748		Government National Mortgage Association, Series 2009-41-ZQ	4.50%		06/16/2039	4,713,304
14,160,678		Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	16,208,932
10,380,413		Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	11,169,582
22,111,038		Government National Mortgage Association, Series 2009-69-TS	5.92%	#I/F I/O	04/16/2039	3,263,213
8,850,750		Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	9,625,209
33,569,157		Government National Mortgage Association, Series 2009-87-IG	6.46%	#I/F I/O	03/20/2037	5,216,684
21,228,961		Government National Mortgage Association, Series 2010-166-SJ	9.26%	#I/F	12/20/2040	20,996,228
9,172,711		Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	9,581,048
34,636,436		Government National Mortgage Association, Series 2010-42-ES	5.40%	#I/F I/O	04/20/2040	5,495,386
15,551,063		Government National Mortgage Association, Series 2010-61-AS	6.27%	#I/F I/O	09/20/2039	2,328,481
7,231,151		Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	8,793,680
13,963,663		Government National Mortgage Association, Series 2011-12-PO	0.00%	P/O	12/20/2040	11,760,379
11,584,159		Government National Mortgage Association, Series 2011-14-SM	9.13%	#I/F	08/16/2040	11,824,938
7,833,334		Government National Mortgage Association, Series 2011-18-SN	8.93%	#I/F	12/20/2040	8,545,397
8,333,334		Government National Mortgage Association, Series 2011-18-YS	8.93%	#I/F	12/20/2040	9,091,042
10,303,967		Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	11,042,908
21,420,957		Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	23,499,085
51,534,569		Government National Mortgage Association, Series 2011-72-SK	5.87%	#I/F I/O	05/20/2041	6,984,800
Total US Government / Agency Mortgage Backed Securities (Cost $6,673,493,439)						7,090,619,058

Short Term Investments - 18.2%
50,000,000		Fannie Mae Discount Note	0.00%		02/22/2012	49,995,667
50,000,000		Fannie Mae Discount Note	0.00%		02/29/2012	49,999,200
48,875,000		Fannie Mae Discount Note	0.00%		05/21/2012	48,873,094
50,000,000		Federal Home Loan Banks	0.63%		01/13/2012	50,006,250
60,000,000		Federal Home Loan Banks	0.09%		01/23/2012	59,999,820
25,000,000		Federal Home Loan Banks	0.13%		02/24/2012	25,001,250
10,000,000		Federal Home Loan Banks	1.13%		05/18/2012	10,038,610
54,365,000		Federal Home Loan Banks	1.38%		06/08/2012	54,660,365
50,000,000		Federal Home Loan Banks	1.88%		06/20/2012	50,403,050
50,000,000		Federal Home Loan Banks	0.33%		07/16/2012	50,022,700
50,000,000		Federal Home Loan Banks	0.25%		07/20/2012	50,016,800
87,240,000		Federal Home Loan Banks	0.25%		07/20/2012	87,266,085
19,550,000		Federal Home Loan Banks	0.40%		08/17/2012	19,554,184
100,000,000		Federal Home Loan Banks	0.16%		08/17/2012	99,968,400
100,000,000		Federal Home Loan Banks	0.22%		08/22/2012	100,004,700
100,000,000		Federal Home Loan Banks	0.23%		08/28/2012	100,010,100
100,000,000		Federal Home Loan Banks	0.20%		09/14/2012	99,986,000
50,000,000		Federal Home Loan Discount Note	0.00%		01/11/2012	49,999,375
50,000,000		Federal Home Loan Discount Note	0.00%		01/27/2012	49,998,917
50,000,000		Federal Home Loan Discount Note	0.00%		02/03/2012	49,997,708
50,000,000		Federal Home Loan Discount Note	0.00%		02/08/2012	49,998,654
50,000,000		Federal Home Loan Discount Note	0.00%		02/22/2012	49,997,833
35,000,000		Federal Home Loan Discount Note	0.00%		03/19/2012	34,999,265
100,000,000		Federal Home Loan Discount Note	0.00%		03/30/2012	99,995,167
25,000,000		Federal Home Loan Discount Note	0.00%		05/16/2012	24,999,075
90,250,000		Federal Home Loan Mortgage Corporation	5.75%		01/15/2012	90,422,558
31,910,000		Federal Home Loan Mortgage Corporation	4.75%		03/05/2012	32,167,386
56,257,000		Federal Home Loan Mortgage Corporation	2.13%		03/23/2012	56,511,900
32,000,000		Federal Home Loan Mortgage Corporation	1.75%		06/15/2012	32,240,256
100,000,000		Federal Home Loan Mortgage Corporation	5.13%		07/15/2012	102,711,300
100,000,000		Federal Home Loan Mortgage Corporation	1.13%		07/27/2012	100,523,600
26,735,000		Federal Home Loan Mortgage Association	0.88%		01/12/2012	26,740,133
57,205,000		Federal Home Loan Mortgage Association	6.13%		03/15/2012	57,893,405
84,040,000		Federal Home Loan Mortgage Association	1.25%		06/22/2012	84,492,471
50,000,000		Freddie Mac Discount Notes	0.00%		06/12/2012	49,995,550
755,609,350		Fidelity Institutional Government Portfolio	0.01%	1		755,609,350
Total Short Term Investments (Cost $2,805,484,744)						2,805,100,178

Total Investments - 100.4% (Cost $15,410,620,287)						15,479,850,122
Liabilities in Excess of Other Assets - (0.4)%						(65,270,260)
NET ASSETS - 100.0%						$ 15,414,579,862

	#	Variable rate security. Rate disclosed as of December 31, 2011.
	^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At December 31, 2011, the value of these securities amounted to $1,285,581,120 or 8.3% of net assets.

	1	Seven-day yield as of December 31, 2011
	I/O	Interest only security
	I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates
	P/O	Principal only security

As of December 31, 2011, the cost basis of invesments for income tax purposes were as follows+:

Tax Cost of Investments						$ 15,410,620,287
Gross Tax Unrealized Appreciation						510,006,990
Gross Tax Unrealized Depreciation						(440,777,155)
Net Tax Unrealized Appreciation (Depreciation)						$ 69,229,835

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

DoubleLine Core Fixed Income Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Principal Amount	Security Description	Rate		Maturity	Value $
Non-Agency Collateralized Mortgage Obligations - 18.7%
158,025	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.52%	# ^	11/25/2037	68,240
250,000	Banc of America Commercial Mortgage, Inc., Series 2001-3-H	6.56%	^	04/11/2037	250,014
400,000	Banc of America Commercial Mortgage, Inc., Series 2007-1-A4	5.45%		01/15/2049	436,238
2,754,863	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	2,491,379
2,238,555	Banc of America Funding Corporation, Series 2006-6-1A2	6.25%		08/25/2036	1,940,161
1,636,099	Banc of America Mortgage Securities, Inc., Series 2004-8-4A1	5.50%		09/25/2024	1,665,180
3,290,094	BCAP LLC Trust, Series 2009-RR13-6A5	6.00%	# ^	04/26/2037	3,380,057
366,060	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	265,976
1,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP2-C	6.83%	#	02/15/2035	999,272
440,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10-AM	5.45%	#	12/11/2040	418,559
375,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13-AM	5.58%	#	09/11/2041	385,609
400,000	CD Commercial Mortgage Trust, Series 2006-CD3-AM	5.65%		10/15/2048	376,835
870,000	CD Commercial Mortgage Trust, Series 2007-CD4-A4	5.32%		12/11/2049	926,303
400,000	CD Commercial Mortgage Trust, Series 2007-CD4-ASB	5.28%		12/11/2049	412,766
119,033,837	CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.18%	# ^ I/O	11/15/2044	662,542
4,297,584	Chase Mortgage Finance Corporation, Series 2007-S3-2A1	5.50%		05/25/2037	4,167,565
441,152	Citi Mortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	268,950
210,831	Citi Mortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	134,978
426,531	Citi Mortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	265,329
400,184	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	394,770
1,800,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-2-A5	6.04%	#	09/25/2036	1,486,808
700,000	Citigroup Commercial Mortgage Trust, Series 2005-C3-AM	4.83%	#	05/15/2043	740,335
635,421	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2C	5.85%	#	05/25/2036	409,408
4,928,000	Citigroup Mortgage Loan Trust, Inc., Series 2008-AR4-2A1B	5.54%	# ^	11/25/2038	2,765,394
3,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-5A4	11.65%	# ^	11/25/2036	1,995,000
16,000,000	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-6A4	9.84%	# ^	12/25/2036	10,080,000
150,000	Commercial Mortgage Asset Trust, Series 1999-C1-B	7.23%	#	01/17/2032	160,336
985,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C7-AM	5.78%	#	06/10/2046	994,523
3,670,141	Commercial Mortgage Pass-Through Certificates, Series 2010-C1-XPA	2.43%	# ^ I/O	07/10/2046	275,833
400,000	Commercial Mortgage Pass-Through Certificates, Series 2011-THL-E	5.95%	^	06/09/2028	400,989
592,645	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	461,669
475,163	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	322,292
2,787,327	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	1,944,723
728,994	Countrywide Alternative Loan Trust, Series 2005-J10-1A13	0.99%	#	10/25/2035	437,792
1,060,933	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	674,743
3,954,086	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	2,490,671
4,127,018	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1	0.74%	#	08/25/2037	1,662,340
1,195,081	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2	52.14%	#I/F	08/25/2037	2,426,508
326,440	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	28.55%	#I/F	08/25/2037	515,677
1,649,037	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	1,109,463
6,557,320	Countrywide Alternative Loan Trust, Series 2007-23CB-A3	0.79%	#	09/25/2037	3,193,546
6,534,138	Countrywide Alternative Loan Trust, Series 2007-23CB-A4	6.21%	#I/F I/O	09/25/2037	1,264,285
1,136,518	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	399,504
247,950	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43%	#	04/25/2036	191,986
723,959	Countrywide Home Loans, Series 2002-32-2A6	5.00%		01/25/2018	744,121
1,543,419	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	1,302,502
3,047,842	Countrywide Home Loans, Series 2007-10-A5	6.00%		07/25/2037	2,372,378
1,245,000	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	1,044,214
3,089,689	Countrywide Home Loans, Series 2007-3-A17	6.00%		04/25/2037	2,459,947
280,698	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	209,336
4,657,537	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	3,984,765
4,658,372	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-9A4	5.50%		09/25/2035	3,565,008
873,603	Credit Suisse Mortgage Capital Certificates, Series 2006-4-7A1	5.50%		05/25/2021	821,699
4,784,481	Credit Suisse Mortgage Capital Certificates, Series 2006-7-1A3	5.00%		08/25/2036	3,640,461
480,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3-AM	6.01%	#	06/15/2038	479,410
425,256	Credit Suisse Mortgage Capital Certificates, Series 2007-1-3A1	6.00%		02/25/2022	321,541
2,304,624	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A1	5.00%		03/25/2037	2,199,692
6,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-2-2A5	5.00%		03/25/2037	5,479,242
10,000,000	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-3A17	10.59%	# ^	06/26/2037	7,048,825
4,127,639	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.73%	# ^I/F	04/15/2036	4,158,376
362,841	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2	14.07%	# ^I/F	04/15/2036	414,660
2,263,686	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.73%	# ^I/F	04/15/2036	2,399,507
1,100,798	First Horizon Alternative Mortgage Securities, Series 2006-FA2-1A5	6.00%		05/25/2036	775,223
298,655	First Horizon Alternative Mortgage Securities, Series 2006-RE1-A1	5.50%		05/25/2035	259,134
235,000	First Union Commercial Mortgage Securities, Inc., Series 2000-C2-G	8.40%	#	10/15/2032	235,058
282,650,206	GE Capital Commercial Mortgage Corporation, Series 2005-C3-XP	0.09%	# I/O	07/10/2045	259,190
630,000	GE Capital Commercial Mortgage Corporation, Series 2005-C4-AM	5.31%	#	11/10/2045	642,792
794,000	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1-AM	5.29%	#	11/10/2045	794,023
300,000	Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-D	0.58%	# ^	11/05/2019	294,244
100,000	Greenwich Capital Commercial Funding Corporation, Series 2004-FL2A-F	0.67%	# ^	11/05/2019	93,594
795,000	Greenwich Capital Commercial Funding Corporation, Series 2007-GG9-A4	5.44%		03/10/2039	863,765
355,000	GS Mortgage Securities Corporation II, Series 2006-GG6-AM	5.62%	#	04/10/2038	354,402
20,418,392	GS Mortgage Securities Corporation II, Series 2006-GG6-XC	0.07%	# ^ I/O	04/10/2038	37,100
235,000	GS Mortgage Securities Corporation II, Series 2007-GG10-A4	5.79%	#	08/10/2045	256,220
2,279,008	GSAA Home Equity Trust, Series 2005-7-AF5	4.61%	#	05/25/2035	2,048,972
113,336	GSAA Home Equity Trust, Series 2006-4-4A1	0.39%	#	03/25/2036	106,167
3,959,313	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	2,850,636
2,940,869	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,800,831
647,870	GSR Mortgage Loan Trust, Series 2006-2F-5A1	4.50%		01/25/2021	544,329
568,108	HSI Asset Loan Obligation, Series 2006-2-2A1	5.50%		12/25/2021	520,000
500,000	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%	#	05/25/2036	242,899
10,000,000	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.31%	#	08/25/2036	5,696,985
3,485,630	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.12%	#	08/25/2036	3,112,977
34,474	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2001-CIBC-E	6.91%	#	03/15/2033	34,458
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-C3-A4	4.66%		01/15/2042	999,282
1,065,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB16-A4	5.55%		05/12/2045	1,172,946
874,572	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB16-X2	0.50%	# I/O	05/12/2045	7,101
47,444,527	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.74%	# I/O	05/15/2045	966,896
1,750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-C1-A4	5.72%		02/15/2051	1,902,589
750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-A4	5.44%		06/12/2047	806,906
750,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-A4	5.79%	#	02/12/2051	829,259
400,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC18-AM	5.47%	#	06/12/2047	375,602
1,000,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-A4	5.74%	#	02/12/2049	1,086,240
400,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CIBC19-AM	5.74%	#	02/12/2049	381,005
12,050,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2009-IWST-XB	0.29%	# ^I/F I/O	12/05/2027	279,536
600,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A2	3.36%	#	11/13/2044	608,517
975,277	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	769,478
10,902,652	JP Morgan Research Trust, Series 2011-2-2A3	3.50%	# ^	07/26/2036	11,039,578
205,865	LB-UBS Commercial Mortgage Trust, Series 2004-C4-A3	5.35%	#	06/15/2029	209,996
10,979,971	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.29%	# ^ I/O	11/15/2038	194,367
8,855,187	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XW	0.66%	# ^ I/O	11/15/2038	223,071
2,500,000	Leaf II Receivables Funding LLC, Series 2010-4-C	5.00%	^	01/20/2019	2,415,750
5,483,392	Lehman Mortgage Trust, Series 2005-1-2A4	5.50%		11/25/2035	4,563,923
1,750,949	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	1,088,279
118,383	Lehman Mortgage Trust, Series 2006-9-1A19	29.33%	#I/F	01/25/2037	170,140
2,154,045	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	1,882,030
436,438	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	300,962
268,627	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	269,761
121,252	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	97,899
743,493	MASTR Asset Securitization Trust, Series 2003-2-30B2	5.75%		04/25/2033	743,832
704,521	MASTR Asset Securitization Trust, Series 2005-1-2A5	5.00%		05/25/2035	701,324
780,000	Merrill Lynch Mortgage Trust, Series 2003-KEY1-A4	5.24%	#	11/12/2035	823,736
841,462	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.40%	#	12/12/2049	837,615
10,751,783	Morgan Stanley Capital, Inc., Series 2004-HQ4-X2	0.33%	# ^ I/O	04/14/2040	31,750
300,000	Morgan Stanley Capital, Inc., Series 2005-HQ7-AM	5.20%	#	11/14/2042	315,673
29,321,372	Morgan Stanley Capital, Inc., Series 2005-IQ9-X2	1.09%	# ^ I/O	07/15/2056	28,647
800,000	Morgan Stanley Capital, Inc., Series 2006-HQ9-AM	5.77%	#	07/12/2044	848,552
180,903	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	5.78%	#	04/12/2049	185,118
90,451	Morgan Stanley Capital, Inc., Series 2007-HQ12-A2FL	0.53%	#	04/12/2049	86,336
36,222,067	Morgan Stanley Capital, Inc., Series 2007-IQ16-X2	0.23%	# ^ I/O	12/12/2049	319,732
2,063,953	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	2,117,065
3,419,256	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	2,958,393
8,483,900	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.68%	#	06/25/2036	5,594,691
7,683,839	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.96%	# ^	05/26/2037	5,570,783
340,823	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	205,014
1,000,000	Nomura Asset Securities Corporation, Series 1998-D6-A4	7.90%	#	03/15/2030	1,057,106
794,157	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	#	10/25/2036	315,873
1,455,999	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	#	02/25/2037	659,712
649,341	N-Star Real Estate CDO Ltd., Series 2004-2A-A1	0.64%	# ^	06/28/2039	616,094
315,580	Option One Mortgage Loan Trust, Series 2004-3-M3	0.94%	#	11/25/2034	238,277
3,923,596	PHH Alternative Mortgage Trust, Series 2007-2-4A1	6.00%		05/25/2022	3,549,138
988,976	Residential Accredit Loans, Inc., Series 2004-QS15-A1	5.25%		11/25/2034	911,870
1,136,432	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	907,910
406,962	Residential Accredit Loans, Inc., Series 2005-QS1-A5	5.50%		01/25/2035	378,653
1,147,846	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	642,101
2,615,718	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	1,601,368
1,081,337	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		06/25/2021	923,074
3,642,738	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	2,203,860
550,000	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41%	#	01/25/2035	399,289
770,136	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	624,704
562,270	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	289,134
211,193	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	180,050
2,954,035	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	1,522,665
308,951	Residential Asset Securitization Trust, Series 2006-R1-A1	27.23%	#I/F	01/25/2046	405,795
431,104	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	348,505
2,238,433	Residential Funding Mortgage Securities Trust, Series 2006-S11-A3	6.00%		11/25/2036	1,748,314
3,980,016	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	3,174,045
2,536,549	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	2,013,142
2,215,125	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4-7A1	5.12%	#	05/25/2036	1,948,141
6,379,411	Structured Asset Securities Corporation, Series 2003-35-1A1	5.14%	#	12/25/2033	6,382,364
5,110,587	Structured Asset Securities Corporation, Series 2005-10-1A1	5.75%		06/25/2035	4,478,947
4,588,426	Structured Asset Securities Corporation, Series 2005-16-1A3	5.50%		09/25/2035	3,944,862
3,084,519	Structured Asset Securities Corporation, Series 2005-RF1-A	0.64%	# ^	03/25/2035	2,393,773
3,084,519	Structured Asset Securities Corporation, Series 2005-RF1-AIO	5.43%	# ^ I/O	03/25/2035	396,463
500,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22-AM	5.32%	#	12/15/2044	510,549
250,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-AM	5.92%	#	05/15/2043	261,987
113,603,308	Wachovia Bank Commercial Mortgage Trust, Series 2006-C27-XC	0.11%	# ^ I/O	07/15/2045	952,337
19,065,858	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.55%	# I/O	11/15/2048	322,051
266,519	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	210,355
3,619,468	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	2,641,352
7,669,987	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	5.77%	#	10/25/2036	4,725,015
7,189,522	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR19-2A	2.47%	#	01/25/2047	4,624,264
5,912,709	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A6	6.00%		04/25/2037	4,126,681
398,672	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11	37.72%	#I/F	06/25/2037	639,589
6,348,304	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17-1A1	5.50%		01/25/2036	5,966,609
349,724	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	5.35%	#	08/25/2035	221,481
421,141	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16-6A4	2.72%	#	10/25/2035	166,513
346,209	Wells Fargo Mortgage Backed Securities Trust, Series 2006-11-A19	6.00%		09/25/2036	344,900
2,018,689	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2-3A1	5.75%		03/25/2036	1,967,855
5,221,902	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	4,605,410
983,518	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A36	6.00%		07/25/2037	825,495
4,752,105	Wells Fargo Mortgage Backed Securities Trust, Series 2007-10-1A5	6.00%		07/25/2037	4,245,293
718,678	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	648,973
10,452,420	Wells Fargo Mortgage Backed Securities Trust, Series 2007-14-1A1	6.00%		10/25/2037	9,667,198
2,482,227	Wells Fargo Mortgage Backed Securities Trust, Series 2007-4-A16	5.50%		04/25/2037	2,101,385
9,357,802	Wells Fargo Mortgage Backed Securities Trust, Series 2007-5-1A1	5.50%		05/25/2037	8,873,779
646,224	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	582,078
11,315,000	Wells Fargo Mortgage Backed Securities Trust, Series 2007-8-2A2	6.00%		07/25/2037	10,517,632
Total Non-Agency Collateralized Mortgage Obligations (Cost $295,544,493)					288,796,615

US Corporate Bonds - 16.6%
3,027,000	3M Company, Series D	5.70%		03/15/2037	4,080,708
3,004,000	Alcoa, Inc.	6.15%		08/15/2020	3,126,293
4,771,000	Altria Group, Inc.	9.25%		08/06/2019	6,415,592
7,375,000	American Express Credit Corporation	2.75%		09/15/2015	7,420,600
3,900,000	Amgen, Inc.	3.88%		11/15/2021	3,943,574
3,960,000	Anheuser Busch Inbev Worldwide, Inc.	5.38%		11/15/2014	4,403,025
100,000	Arch Coal, Inc.	7.00%	^	06/15/2019	102,500
1,550,000	Arrow Electronics, Inc.	3.38%		11/01/2015	1,553,377
2,804,000	AT&T, Inc.	5.35%		09/01/2040	3,166,392
200,000	BE Aerospace, Inc.	6.88%		10/01/2020	219,000
3,900,000	Becton Dickinson & Company	3.13%		11/08/2021	4,043,044
4,375,000	Berkshire Hathaway, Inc.	3.20%		02/11/2015	4,641,647
3,250,000	Biogen Idec, Inc.	6.88%		03/01/2018	3,933,235
1,575,000	Boeing Company	6.88%		03/15/2039	2,247,849
2,650,000	Boston Properties Ltd. Partnership	4.13%		05/15/2021	2,676,998
100,000	Calpine Corporation	7.88%	^	07/31/2020	108,250
100,000	CCO Holdings LLC	6.50%		04/30/2021	101,750
100,000	Cinemark USA, Inc.	7.38%		06/15/2021	102,750
2,800,000	Citigroup, Inc.	6.00%		12/13/2013	2,898,650
6,775,000	Coca-Cola Company	1.80%		09/01/2016	6,898,894
3,570,000	Comcast Corporation	5.85%		11/15/2015	4,065,248
2,450,000	ConocoPhillips Company	6.50%		02/01/2039	3,401,568
100,000	Constellation Brands, Inc.	7.25%		05/15/2017	110,500
100,000	Copano Energy LLC	7.13%		04/01/2021	101,500
200,000	Crown Castle International Corporation	9.00%		01/15/2015	217,750
3,900,000	Daimler Finance North America LLC	1.88%	^	09/15/2014	3,881,424
100,000	Delphi Corporation	5.88%	^	05/15/2019	102,500
4,390,000	Devon Energy Corporation	6.30%		01/15/2019	5,377,540
100,000	DineEquity, Inc.	9.50%		10/30/2018	107,875
3,900,000	DIRECTV Holdings LLC	5.00%		03/01/2021	4,181,561
100,000	DISH DBS Corporation	7.75%		05/31/2015	110,500
3,420,000	Duke Energy Corporation	3.55%		09/15/2021	3,505,168
1,170,000	Ecolab, Inc.	2.38%		12/08/2014	1,193,567
200,000	El Paso Corporation	7.00%		06/15/2017	220,130
100,000	Equinix, Inc.	7.00%		07/15/2021	105,750
100,000	Felcor Lodging LP	6.75%		06/01/2019	96,500
125,000	First Data Corporation	11.25%		03/31/2016	104,375
200,000	Forest Oil Corporation	7.25%		06/15/2019	205,000
200,000	Frontier Communications Corporation	8.50%		04/15/2020	205,750
7,375,000	General Electric Capital Corporation	3.35%		10/17/2016	7,688,805
3,450,000	General Mills, Inc.	3.15%		12/15/2021	3,502,543
2,450,000	Halliburton Company	6.15%		09/15/2019	3,015,031
100,000	Hertz Corporation	7.50%		10/15/2018	105,000
100,000	Huntsman International LLC	5.50%		06/30/2016	98,500
3,200,000	IBM Corporation	1.95%		07/22/2016	3,296,902
2,950,000	Illinois Tool Works, Inc.	3.38%	^	09/15/2021	3,090,414
3,300,000	Intel Corporation	3.30%		10/01/2021	3,483,572
100,000	International Lease Finance Corporation	8.63%		01/15/2022	101,661
95,000	Interpublic Group of Companies, Inc.	10.00%		07/15/2017	109,013
100,000	Iron Mountain, Inc.	7.75%		10/01/2019	106,125
6,200,000	JP Morgan Chase & Company	4.95%		03/25/2020	6,600,954
2,478,000	Kellogg Company	7.45%		04/01/2031	3,389,057
3,330,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	3,773,216
3,800,000	Kraft Foods, Inc.	5.38%		02/10/2020	4,391,968
1,500,000	Kroger Company	5.50%		02/01/2013	1,564,944
1,957,000	Kroger Company	7.50%		01/15/2014	2,188,147
100,000	LINN Energy LLC	6.50%	^	05/15/2019	99,750
3,300,000	Marathon Petroleum Corporation	5.13%		03/01/2021	3,453,717
2,850,000	Mattel, Inc.	2.50%		11/01/2016	2,871,563
2,000,000	Metlife, Inc.	6.38%		06/15/2034	2,371,732
1,750,000	Metlife, Inc.	5.70%		06/15/2035	1,959,836
100,000	Michaels Stores, Inc.	7.75%		11/01/2018	101,500
1,850,000	MidAmerican Energy Holdings Company	5.95%		05/15/2037	2,193,837
2,434,000	MidAmerican Energy Holdings Company	6.50%		09/15/2037	3,066,801
4,900,000	Motorola, Inc.	6.00%		11/15/2017	5,499,103
4,838,000	National Rural Utilities Cooperative Finance Corporation	10.38%		11/01/2018	6,969,923
3,953,000	News America, Inc.	6.65%		11/15/2037	4,493,158
3,140,000	Novartis Capital Corporation	4.40%		04/24/2020	3,585,356
3,300,000	Omnicom Group, Inc.	4.45%		08/15/2020	3,407,669
3,525,000	ONEOK Partners LP	6.13%		02/01/2041	4,075,965
4,200,000	PNC Funding Corporation	4.38%		08/11/2020	4,549,385
2,920,000	Procter & Gamble Company	5.55%		03/05/2037	3,892,901
100,000	Reynolds Group Issuer, Inc.	7.88%	^	08/15/2019	105,000
100,000	Service Corporation International	6.75%		04/01/2015	108,000
100,000	SESI LLC	6.38%		05/01/2019	102,250
2,835,000	Simon Property Group LP	5.65%		02/01/2020	3,254,436
5,619,000	Southern Power Company, Series D	4.88%		07/15/2015	6,154,323
875,000	Southwest Airlines Company	5.25%		10/01/2014	934,416
200,000	Southwest Airlines Company	5.75%		12/15/2016	222,101
1,825,000	Southwest Airlines Company	5.13%		03/01/2017	1,925,576
3,100,000	Target Corporation	3.88%		07/15/2020	3,431,139
6,600,000	Time Warner Cable, Inc.	5.00%		02/01/2020	7,243,281
4,300,000	Transocean, Inc.	6.00%		03/15/2018	4,400,336
100,000	United Parcel Service, Inc.	5.13%		04/01/2019	120,982
4,500,000	United Parcel Service, Inc.	3.13%		01/15/2021	4,783,010
100,000	United Rentals, Inc.	8.38%		09/15/2020	98,000
100,000	Univision Communications, Inc.	6.88%	^	05/15/2019	97,000
5,731,000	Valero Energy Corporation	6.13%		02/01/2020	6,385,023
100,000	Vulcan Materials Company	6.50%		12/01/2016	103,750
5,879,000	Wal-Mart Stores, Inc.	3.25%		10/25/2020	6,298,608
3,995,000	Waste Management, Inc.	6.13%		11/30/2039	4,918,600
2,150,000	WellPoint, Inc.	5.25%		01/15/2016	2,409,262
2,825,000	WellPoint, Inc.	5.88%		06/15/2017	3,258,996
6,125,000	Wells Fargo & Company	4.60%		04/01/2021	6,729,942
200,000	Wynn Las Vegas LLC	7.88%		11/01/2017	220,500
206,000	Xerox Corporation	5.50%		05/15/2012	209,435
3,760,000	Xerox Corporation	4.25%		02/15/2015	3,965,920
Total US Corporate Bonds (Cost $250,645,807)					255,956,268

Foreign Corporate Bonds - 11.0%
2,500,000	Abu Dhabi National Energy Company	5.88%	^	12/13/2021	2,612,500
2,500,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	2,500,000
580,000	AES Gener S.A.	5.25%	^	08/15/2021	585,800
275,000	AES Panama S.A.	6.35%		12/21/2016	299,063
1,000,000	Alfa Bank	8.64%	#	02/22/2017	880,000
1,500,000	America Movil S.A.B. de C.V.	2.38%		09/08/2016	1,503,321
1,500,000	AngloGold Holdings PLC	5.38%		04/15/2020	1,492,647
690,000	AngloGold Holdings PLC	6.50%		04/15/2040	673,446
727,000	ArcelorMittal S.A. Luxembourg	5.38%		06/01/2013	744,481
700,000	ArcelorMittal S.A. Luxembourg	3.75%		08/05/2015	669,736
6,950,000	Australia and New Zealand Banking Group Ltd.	4.88%	^	01/12/2021	7,353,808
500,000	Banco Bradesco S.A.	2.56%	#	05/16/2014	491,098
3,200,000	Banco de Bogota S.A.	5.00%	^	01/15/2017	3,223,999
300,000	Banco de Credito del Peru	6.88%	# ^	09/16/2026	309,750
2,500,000	Banco de Credito del Peru	6.88%	#	09/16/2026	2,581,249
350,000	Banco de Credito del Peru	9.75%	#	11/06/2069	399,000
300,000	Banco do Nordeste	3.63%		11/09/2015	300,750
1,200,000	Banco Internacional del Peru	5.75%		10/07/2020	1,170,000
1,245,000	Banco Internacional del Peru	8.50%	#	04/23/2070	1,266,788
1,298,000	Banco Mercantil del Norte	4.38%		07/19/2015	1,315,848
1,250,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	1,275,000
450,000	BanColombia S.A.	5.95%		06/03/2021	453,938
3,101,000	BP Capital Markets PLC	4.75%		03/10/2019	3,449,639
5,438,000	British Telecommunications PLC	5.95%		01/15/2018	6,017,093
100,000	BTA Bank	10.75%	#	07/01/2018	17,500
250,000	C10 Capital Ltd.	6.72%	#	12/31/2016	132,500
2,800,000	CCL Finance Ltd.	9.50%		08/15/2014	3,146,499
2,637,000	CNOOC Finance 2011 Ltd.	4.25%		01/26/2021	2,752,286
2,000,000	CNPC Overseas Capital Ltd.	3.13%		04/28/2016	2,075,496
150,000	Continental Banco Trust	7.38%	# ^	10/07/2040	149,325
375,000	Continental Banco Trust	7.38%	#	10/07/2040	373,313
1,350,000	Controladora Comercial Mexicana S.A.B. de C.V.	7.00%		06/30/2018	1,312,875
2,000,000	Corporacion Lindley S.A.	6.75%	^	11/23/2021	2,050,000
1,000,000	Corporacion Nacional del Cobre de Chile	3.75%		11/04/2020	1,020,546
1,000,000	Corporacion Nacional del Cobre de Chile	3.88%	^	11/03/2021	1,023,158
440,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	454,300
1,304,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	1,346,380
200,000	Cosan Overseas Ltd.	8.25%		11/05/2010	202,000
1,600,000	Covidien International Finance S.A.	2.80%		06/15/2015	1,662,333
2,100,000	Covidien International Finance S.A.	6.00%		10/15/2017	2,491,606
1,000,000	Development Bank of Kazakhstan	7.38%		11/12/2013	1,036,850
500,000	Development Bank of Kazakhstan	6.00%		03/23/2026	448,175
2,697,280	Dolphin Energy Ltd.	5.89%		06/15/2019	2,936,664
1,000,000	Ecopetrol S.A.	7.63%		07/23/2019	1,215,000
750,000	EGE Haina Finance Company	9.50%		04/26/2017	765,000
2,250,000	EGE Haina Finance Company	9.50%		04/26/2017	2,295,000
200,000	Empresa de Energia de Bogota S.A.	6.13%	^	11/10/2021	202,000
2,300,000	Empresa Nacional del Petroleo	4.75%	^	12/06/2021	2,296,134
2,380,000	Empresas ICA S.A.B. de C.V.	8.90%		02/04/2021	2,153,900
600,000	Enersis S.A.	7.38%		01/15/2014	658,666
800,000	Eurasian Development Bank	7.38%		09/29/2014	840,000
1,000,000	Export-Import Bank of Korea	3.75%		10/20/2016	1,007,660
3,850,000	France Telecom S.A.	2.75%		09/14/2016	3,864,607
1,230,000	Gaz Capital S.A.	7.34%		04/11/2013	1,282,275
1,900,000	Gaz Capital S.A.	5.09%		11/29/2015	1,931,730
3,100,000	Globo Communicacao e Participacoes S.A.	6.25%	#	07/20/2010	3,278,249
950,000	Gol Finance	9.25%		07/20/2020	885,875
2,209,000	Gold Fields Orogen Holdings	4.88%		10/07/2020	1,953,779
200,000	Gold Fields Orogen Holdings	4.88%	^	10/07/2020	176,893
1,500,000	GRUMA S.A.B. de C.V.	7.75%		12/29/2041	1,503,750
160,000	Grupo Famsa S.A.B. de C.V.	11.00%		07/20/2015	159,200
100,000	Grupo KUO S.A.B de C.V.	9.75%		10/17/2017	107,000
200,000	Gruposura Finance	5.70%	^	05/18/2021	201,000
1,700,000	Hongkong Electric Finance Ltd.	4.25%		12/14/2020	1,774,650
3,000,000	Hutchison Whampoa International	4.63%		09/11/2015	3,182,970
1,682,597	IIRSA Norte Finance Ltd.	8.75%		05/30/2024	1,945,587
1,000,000	Industrial Bank of Korea	3.75%		09/29/2016	1,008,650
700,000	Industrial Trust	8.25%	^	07/27/2021	717,500
400,000	Industry & Construction Bank	5.01%	#	09/29/2015	373,000
800,000	Inkia Energy Ltd.	8.38%		04/04/2021	804,000
400,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	402,000
700,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	714,000
2,000,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	2,040,000
200,000	Interbank Peru	8.50%	#I/F	04/23/2070	203,500
500,000	Intercorp Retail Trust	8.88%	^	11/14/2018	521,250
500,000	Ixe Banco S.A.	9.25%		10/14/2020	547,500
200,000	Ixe Banco S.A.	9.75%		12/29/2041	201,500
800,000	JBS Finance II Ltd.	8.25%		01/29/2018	734,000
400,000	Kazkommertsbank JSC	8.50%	^	05/11/2018	318,000
900,000	Kuznetski Capital S.A.	5.97%	#	11/25/2015	832,374
300,000	Marfrig Holdings B.V.	8.38%	^	05/09/2018	222,000
250,000	Marfrig Holdings B.V.	8.38%		05/09/2018	185,000
375,000	MCE Finance Ltd.	10.25%		05/15/2018	405,938
1,000,000	Minerva Overseas II Ltd.	10.88%		11/15/2019	892,500
200,000	MMG Fiduc (AES El Salvador)	6.75%		02/01/2016	196,000
2,451,150	Nakilat, Inc.	6.27%		12/31/2033	2,637,641
800,000	NET Servicos de Comunicacao S.A.	7.50%		01/27/2020	920,000
1,420,000	NII Capital Corporation	8.88%		12/15/2019	1,501,650
200,000	Nova Chemicals Corporation	8.38%		11/01/2016	219,000
2,100,000	Odebrecht Finance Ltd.	7.50%		09/14/2010	2,063,250
100,000	Odebrecht Finance Ltd.	7.50%	^	12/31/2049	98,250
2,000,000	Oversea-Chinese Banking Corporation	4.25%	#	11/18/2019	2,055,002
1,500,000	Pacific Rubiales Energy Corporation	8.75%		11/10/2016	1,717,500
1,300,000	Pacific Rubiales Energy Corporation	7.25%	^	12/12/2021	1,313,000
500,000	Pan American Energy LLC	7.88%		05/07/2021	507,500
250,000	Petrobras Energia S.A.	5.88%		05/15/2017	258,750
3,000,000	Petrobras International Finance Company	3.88%		01/27/2016	3,105,633
2,100,000	Pohang Iron and Steel Company	4.25%	^	10/28/2020	2,037,268
900,000	Pohang Iron and Steel Company	5.25%	^	04/14/2021	940,667
2,500,000	PTTEP Australia International Finance Ltd.	4.15%		07/19/2015	2,543,670
1,396,440	Ras Laffan Liquefied Natural Gas Company	5.83%		09/30/2016	1,497,682
1,000,000	Ras Laffan Liquefied Natural Gas Company	5.84%		09/30/2027	1,070,000
6,890,000	Royal Bank of Canada	2.30%		07/20/2016	7,011,526
1,675,000	Royal KPN N.V.	8.38%		10/01/2030	2,154,852
1,000,000	Russian Agricultural Bank	6.00%	#	06/03/2021	885,000
500,000	Russian Agricultural Bank	6.00%	# ^	06/03/2021	442,500
1,700,000	SCF Capital Ltd.	5.38%		10/27/2017	1,479,000
800,000	Sigma Alimentos S.A.	6.88%		12/16/2019	852,000
500,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	537,375
2,700,000	Southern Copper Corporation	6.38%		07/27/2015	2,944,058
700,000	Southern Copper Corporation	6.75%		04/16/2040	707,431
2,804,000	Telefonos de Mexico S.A.B.	5.50%		01/27/2015	3,058,107
4,000,000	Temasek Financial Ltd.	4.30%		10/25/2019	4,315,144
1,373,091	Tengizchevroil Finance Corporation	6.12%		11/15/2014	1,412,567
500,000	Transneft	5.67%		03/05/2014	521,250
800,000	Vale Overseas Ltd.	4.63%		09/15/2020	827,240
200,000	Vimpel Communications	7.75%	^	02/02/2021	172,000
1,800,000	Vimpel Communications	7.75%		02/02/2021	1,548,000
300,000	VimpelCom Holdings B.V.	7.50%	^	03/01/2022	253,500
1,500,000	Virgolino de Oliveira Finance Ltd.	10.50%		01/28/2018	1,466,250
900,000	VTB Capital S.A.	6.88%		05/29/2018	924,750
100,000	WPE International Cooperatief U.A.	10.38%	^	09/30/2020	90,000
2,100,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	1,890,000
500,000	YPF Sociedad Anonima	10.00%		11/02/2028	552,500
250,000	YPF Sociedad Anonima	10.00%		11/02/2028	276,250
Total Foreign Corporate Bonds (Cost $170,738,953)					170,008,160

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 2.9%
2,300,000	1Malaysia Sukuk Global Bank	3.93%		06/04/2015	2,403,969
2,000,000	Colombia Government International Bond	2.25%	#	11/16/2015	2,010,000
2,200,000	Colombia Government International Bond	4.38%		07/12/2021	2,376,000
6,300,000	Corporacion Andina de Fomento	3.75%		01/15/2016	6,428,570
700,000	Halyk Savings Bank	9.25%		10/16/2013	738,500
100,000	Hydro-Quebec	8.00%		02/01/2013	107,661
150,000	Hydro-Quebec	7.50%		04/01/2016	184,670
2,300,000	Hydro-Quebec	2.00%		06/30/2016	2,350,446
4,350,000	Korea Development Bank	8.00%		01/23/2014	4,788,463
1,800,000	Korea Development Bank	4.00%		09/09/2016	1,832,864
5,150,000	Pemex Project Funding Master Trust	6.63%		06/15/2035	5,890,313
500,000	Province of New Brunswick	2.75%		06/15/2018	523,440
1,600,000	Province of Ontario	2.30%		05/10/2016	1,649,389
200,000	Province of Ontario	4.95%		11/28/2016	230,162
1,100,000	Republic of Chile	3.25%		09/14/2021	1,135,750
3,600,000	State of Qatar	3.13%	^	01/20/2017	3,640,320
2,000,000	State of Qatar	4.50%	^	01/20/2022	2,065,000
4,000,000	United Mexican States	5.63%		01/15/2017	4,619,999
2,500,000	Wakala Global Sukuk BHD	2.99%		07/06/2016	2,514,590
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $44,753,156)					45,490,106

US Government / Agency Mortgage Backed Securities - 23.5%
5,920,453	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	6,371,171
4,994,836	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	5,373,527
8,514,970	Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	9,270,176
1,359,646	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	1,440,622
510,790	Federal Home Loan Mortgage Corporation, Series 2692-SC	12.70%	#I/F	07/15/2033	590,099
5,300,000	Federal Home Loan Mortgage Corporation, Series 2722-PS	9.58%	#I/F	12/15/2033	6,441,389
443,472	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	496,137
13,527,473	Federal Home Loan Mortgage Corporation, Series 2890-ZA	5.00%		11/15/2034	14,871,001
1,107,875	Federal Home Loan Mortgage Corporation, Series 3002-SN	6.22%	#I/F I/O	07/15/2035	191,189
477,457	Federal Home Loan Mortgage Corporation, Series 3045-DI	6.45%	#I/F I/O	10/15/2035	81,126
1,053,608	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	1,237,678
129,954	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	141,917
1,304,882	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	1,514,568
908,020	Federal Home Loan Mortgage Corporation, Series 3275-SC	5.80%	#I/F I/O	02/15/2037	132,827
13,837,898	Federal Home Loan Mortgage Corporation, Series 3382-SB	5.72%	#I/F I/O	11/15/2037	1,512,521
9,509,352	Federal Home Loan Mortgage Corporation, Series 3384-S	6.11%	#I/F I/O	11/15/2037	1,085,357
10,553,612	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.90%	#I/F I/O	02/15/2038	1,187,440
1,343,597	Federal Home Loan Mortgage Corporation, Series 3423-GS	5.37%	#I/F I/O	03/15/2038	138,836
1,343,597	Federal Home Loan Mortgage Corporation, Series 3423-SG	5.37%	#I/F I/O	03/15/2038	138,836
1,041,854	Federal Home Loan Mortgage Corporation, Series 3524-LB	5.92%	#	06/15/2038	1,076,567
4,688,563	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.67%	#I/F I/O	08/15/2039	402,425
2,562,349	Federal Home Loan Mortgage Corporation, Series 3582-SA	5.72%	#I/F I/O	10/15/2049	291,776
2,125,100	Federal Home Loan Mortgage Corporation, Series 3606-CS	6.07%	#I/F I/O	12/15/2039	282,667
1,243,167	Federal Home Loan Mortgage Corporation, Series 3616-SG	6.07%	#I/F I/O	03/15/2032	203,919
4,999,077	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	5,689,574
7,000,000	Federal Home Loan Mortgage Corporation, Series 3641-TB	4.50%		03/15/2040	7,518,441
2,638,962	Federal Home Loan Mortgage Corporation, Series 3666-SC	5.49%	#I/F I/O	05/15/2040	276,510
545,385	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	646,960
1,330,915	Federal Home Loan Mortgage Corporation, Series 3688-CM	4.00%		07/15/2029	1,376,430
12,175,000	Federal Home Loan Mortgage Corporation, Series 3738-BD	4.00%		10/15/2030	12,820,657
528,227	Federal Home Loan Mortgage Corporation, Series 3745-ST	9.51%	#I/F	10/15/2040	535,020
2,811,313	Federal Home Loan Mortgage Corporation, Series 3745-SY	9.44%	#I/F	10/15/2040	2,846,149
2,363,068	Federal Home Loan Mortgage Corporation, Series 3758-SL	5.36%	#I/F	05/15/2039	2,384,716
4,644,061	Federal Home Loan Mortgage Corporation, Series 3768-MS	9.46%	#I/F	12/15/2040	4,675,489
2,433,428	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	2,402,817
1,400,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	1,445,165
399,062	Federal Home Loan Mortgage Corporation, Series 3780-BS	9.34%	#I/F	12/15/2040	407,442
1,020,394	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.34%	#I/F	12/15/2040	1,080,269
1,425,879	Federal Home Loan Mortgage Corporation, Series 3786-SG	8.94%	#I/F	01/15/2041	1,424,389
2,558,621	Federal Home Loan Mortgage Corporation, Series 3793-SA	9.24%	#I/F	01/15/2041	2,574,544
2,074,568	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	2,160,234
1,328,623	Federal Home Loan Mortgage Corporation, Series 3798-SD	9.04%	#I/F	12/15/2040	1,335,151
594,441	Federal Home Loan Mortgage Corporation, Series 3805-KS	8.94%	#I/F	02/15/2041	593,860
1,570,185	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	1,857,024
1,156,635	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	1,200,159
4,137,043	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	4,388,826
2,068,361	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	2,423,622
3,736,782	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	3,876,619
2,338,950	Federal Home Loan Mortgage Corporation, Series 3828-SW	12.37%	#I/F	02/15/2041	2,410,742
4,130,111	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	4,798,419
8,000,000	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	8,503,706
3,050,334	Federal Home Loan Mortgage Corporation, Series 3888-ZG	4.00%		07/15/2041	3,151,510
2,210,031	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	2,515,684
5,000,000	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	4,487,500
1,402,690	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	1,624,112
612,210	Federal National Mortgage Association, Series 2003-117-KS	6.81%	#I/F I/O	08/25/2033	73,699
3,031,169	Federal National Mortgage Association, Series 2003-92-PZ	5.00%		09/25/2033	3,441,455
500,000	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	575,523
1,951,848	Federal National Mortgage Association, Series 2006-101-SA	6.29%	#I/F I/O	10/25/2036	303,079
945,703	Federal National Mortgage Association, Series 2006-56-SM	6.46%	#I/F I/O	07/25/2036	176,856
1,188,176	Federal National Mortgage Association, Series 2007-116-BI	5.96%	#I/F I/O	05/25/2037	186,819
2,927,494	Federal National Mortgage Association, Series 2007-30-OI	6.15%	#I/F I/O	04/25/2037	472,867
4,813,037	Federal National Mortgage Association, Series 2008-14-ZA	5.50%		03/25/2038	5,629,329
414,208	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	448,923
1,400,163	Federal National Mortgage Association, Series 2008-62-SC	5.71%	#I/F I/O	07/25/2038	158,311
3,849,137	Federal National Mortgage Association, Series 2009-111-EZ	5.00%		01/25/2040	4,113,362
625,412	Federal National Mortgage Association, Series 2009-111-SE	5.96%	#I/F I/O	01/25/2040	79,922
345,556	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	380,871
1,591,486	Federal National Mortgage Association, Series 2009-48-WS	5.66%	#I/F I/O	07/25/2039	221,030
7,318,739	Federal National Mortgage Association, Series 2009-62-PS	5.81%	#I/F I/O	08/25/2039	1,003,383
3,319,031	Federal National Mortgage Association, Series 2009-77-ZA	4.50%		10/25/2039	3,572,409
1,770,150	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	1,930,372
282,191	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	300,228
1,516,356	Federal National Mortgage Association, Series 2010-109-BS	52.03%	#I/F	10/25/2040	2,335,915
1,576,776	Federal National Mortgage Association, Series 2010-112-ZA	4.00%		10/25/2040	1,640,963
1,334,279	Federal National Mortgage Association, Series 2010-121-SD	4.21%	#I/F I/O	10/25/2040	125,808
374,415	Federal National Mortgage Association, Series 2010-137-VS	14.19%	#I/F	12/25/2040	393,048
2,081,483	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	2,146,027
1,669,365	Federal National Mortgage Association, Series 2010-31-SA	4.71%	#I/F I/O	04/25/2040	143,370
1,308,169	Federal National Mortgage Association, Series 2010-34-PS	4.64%	#I/F I/O	04/25/2040	104,767
1,512,017	Federal National Mortgage Association, Series 2010-35-SP	6.06%	#I/F I/O	04/25/2050	190,711
1,112,854	Federal National Mortgage Association, Series 2010-35-SV	6.16%	#I/F I/O	04/25/2040	157,452
10,189,237	Federal National Mortgage Association, Series 2010-37-MY	4.50%		04/25/2040	10,801,352
1,239,637	Federal National Mortgage Association, Series 2010-59-PS	6.16%	#I/F I/O	03/25/2039	176,061
1,674,259	Federal National Mortgage Association, Series 2010-59-SC	4.71%	#I/F I/O	01/25/2040	150,577
324,662	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	370,196
1,981,753	Federal National Mortgage Association, Series 2010-7-PE	5.00%		02/25/2040	2,125,678
2,679,757	Federal National Mortgage Association, Series 2010-90-GS	5.71%	#I/F I/O	08/25/2040	314,495
187,441	Federal National Mortgage Association, Series 2010-99-SG	23.65%	#I/F	09/25/2040	240,369
6,998,771	Federal National Mortgage Association, Series 2011-127-PM	4.00%		12/25/2041	6,989,973
1,767,287	Federal National Mortgage Association, Series 2011-18-S	8.89%	#I/F	03/25/2041	1,776,890
13,026,356	Federal National Mortgage Association, Series 2011-18-UZ	4.00%		03/25/2041	12,708,701
1,533,918	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	1,571,906
1,000,000	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	1,029,600
9,181,507	Federal National Mortgage Association, Series 2011-63-ZE	4.00%		08/25/2038	9,762,357
2,046,255	Federal National Mortgage Association, Series 2011-72-LZ	5.50%		04/25/2037	2,464,682
2,541,945	Federal National Mortgage Association, Series 2011-77-CZ	4.00%		08/25/2041	2,565,103
1,573,634	Federal National Mortgage Association, Series 2011-87-US	13.14%	#I/F	09/25/2041	1,626,776
2,303,959	Federal National Mortgage Association, Series 2011-88-SB	8.76%	#I/F	09/25/2041	2,334,474
2,214,095	Federal National Mortgage Association, Series 400-S4	5.16%	#I/F I/O	11/25/2039	253,356
1,178,950	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	1,275,149
990,937	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	1,071,796
7,355,337	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	7,955,516
3,992,077	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	4,317,822
6,083,181	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	6,577,655
775,936	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	851,131
6,511,005	Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	7,114,520
3,422,304	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	3,617,568
741,213	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	774,552
167,679	Federal National Mortgage Association Pass-Thru, Pool AC1032	5.00%		06/01/2040	176,881
111,698	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	119,497
5,299,956	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	5,602,353
9,877,555	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	10,238,953
23,000,852	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	23,373,921
4,115,191	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	4,402,529
428,324	Federal National Mortgage Association Pass-Thru, Pool MA0282	5.00%		12/01/2039	466,119
2,929,290	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	3,133,823
397,788	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	419,619
4,826,009	Federal National Mortgage Association Pass-Thru, Pool MA0871	4.00%		10/01/2041	5,002,581
271,875	Government National Mortgage Association, Series 2003-67-SP	6.82%	#I/F I/O	08/20/2033	77,825
865,239	Government National Mortgage Association, Series 2008-82-SM	5.77%	#I/F I/O	09/20/2038	118,096
7,861,227	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	8,591,806
3,930,614	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	4,342,859
3,872,203	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	4,211,029
4,475,243	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	5,148,363
317,090	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	331,206
6,205,564	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	6,768,828
10,265,472	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	11,261,364
Total US Government / Agency Mortgage Backed Securities (Cost $349,280,347)					362,817,917

US Government Bonds and Notes - 20.7%
7,250,000	United States Treasury Bonds	8.75%		08/15/2020	11,436,310
18,250,000	United States Treasury Bonds	8.00%		11/15/2021	28,527,031
2,000,000	United States Treasury Bonds	6.00%		02/15/2026	2,882,812
5,650,000	United States Treasury Bonds	6.13%		11/15/2027	8,398,194
1,100,000	United States Treasury Bonds	4.75%		02/15/2037	1,498,148
21,300,000	United States Treasury Bonds	4.38%		11/15/2039	27,656,729
3,500,000	United States Treasury Bonds	4.25%		11/15/2040	4,466,191
50,800,000	United States Treasury Notes	0.63%		02/28/2013	51,071,882
71,350,000	United States Treasury Notes	1.88%		04/30/2014	73,947,568
29,700,000	United States Treasury Notes	1.25%		10/31/2015	30,465,696
20,400,000	United States Treasury Notes	1.50%		07/31/2016	21,093,294
28,750,000	United States Treasury Notes	2.75%		11/30/2016	31,393,649
10,400,000	United States Treasury Notes	2.38%		07/31/2017	11,179,189
14,300,000	United States Treasury Notes	2.38%		05/31/2018	15,336,750
Total US Government Bonds and Notes (Cost $316,531,827)					319,353,443

Short Term Investments - 6.2%
96,489,771	Fidelity Institutional Government Portfolio	0.01%	1		96,489,771
Total Short Term Investments (Cost $96,489,771)					96,489,771

Total Investments - 99.6% (Cost $1,523,984,354)					1,538,912,280
Other Assets in Excess of Liabilities - 0.4%					5,815,993
NET ASSETS - 100.0%					$ 1,544,728,273

	#	Variable rate security. Rate disclosed as of December 31, 2011.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At December 31, 2011, the value of these securities amounted to $101,830,716 or 6.6% of net assets.

	1	Seven-day yield as of December 31, 2011
	I/O	Interest only security
	I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates

As of December 31, 2011, the cost basis of invesments for income tax purposes were as follows+:

Tax Cost of Investments			$ 1,524,106,890
Gross Tax Unrealized Appreciation			26,307,176
Gross Tax Unrealized Depreciation			(11,501,786)
Net Tax Unrealized Appreciation (Depreciation)			$ 14,805,390

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

DoubleLine Emerging Markets Fixed Income Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Principal Amount	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 87.8%
Abu Dhabi - 2.8%
4,500,000	Abu Dhabi National Energy Company	5.88%	^	12/13/2021	4,702,500
2,191,540	Dolphin Energy Ltd.	5.89%		06/15/2019	2,386,039
					7,088,539
Argentina - 4.2%
220,000	Pan American Energy LLC	7.88%		05/07/2021	223,300
1,775,000	Petrobras Energia S.A.	5.88%		05/15/2017	1,837,125
1,700,000	WPE International Cooperatief U.A.	10.38%	^	09/30/2020	1,530,000
3,673,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	3,305,700
3,500,000	YPF Sociedad Anonima	10.00%		11/02/2028	3,867,500
					10,763,625
Brazil - 9.8%
500,000	Banco Bradesco S.A.	2.56%	#	05/16/2014	491,098
200,000	Banco do Nordeste	3.63%		11/09/2015	200,500
4,350,000	CCL Finance Ltd.	9.50%		08/15/2014	4,888,312
241,000	Cosan Overseas Ltd.	8.25%		11/05/2010	243,410
1,000,000	Globo Communicacao e Participacoes S.A.	6.25%	#	07/20/2010	1,057,500
4,100,000	Gol Finance	9.25%		07/20/2020	3,823,250
200,000	JBS Finance II Ltd.	8.25%	^	01/29/2018	183,500
1,700,000	JBS Finance II Ltd.	8.25%		01/29/2018	1,559,750
2,400,000	Marfrig Holdings B.V.	8.38%	^	05/09/2018	1,776,000
2,854,000	Minerva Overseas II Ltd.	10.88%		11/15/2019	2,547,195
200,000	NET Servicos de Comunicacao S.A.	7.50%		01/27/2020	230,000
2,700,000	Odebrecht Finance Ltd.	7.50%		09/14/2010	2,652,750
2,073,000	Petrobras International Finance Company	3.88%		01/27/2016	2,145,992
100,000	Vale Overseas Ltd.	4.63%		09/15/2020	103,405
3,400,000	Virgolino de Oliveira Finance Ltd.	10.50%		01/28/2018	3,323,500
					25,226,162
Chile - 4.1%
200,000	AES Gener S.A.	5.25%	^	08/15/2021	202,000
200,000	Corporacion Nacional del Cobre de Chile	3.75%		11/04/2020	204,109
4,500,000	Corporacion Nacional del Cobre de Chile	3.88%	^	11/03/2021	4,604,211
4,400,000	Empresa Nacional del Petroleo	4.75%	^	12/06/2021	4,392,604
892,000	Enersis S.A.	7.38%		01/15/2014	979,216
100,000	Sociedad Quimica y Minera S.A.	5.50%		04/21/2020	107,475
					10,489,615
China - 4.7%
4,500,000	CNOOC Finance 2011 Ltd.	4.25%		01/26/2021	4,696,736
200,000	CNPC Overseas Capital Ltd.	3.13%		04/28/2016	207,550
2,700,000	Hongkong Electric Finance Ltd.	4.25%		12/14/2020	2,818,562
3,000,000	Hutchison Whampoa International	4.63%		09/11/2015	3,182,970
1,000,000	MCE Finance Ltd.	10.25%		05/15/2018	1,082,500
					11,988,318
Colombia - 5.0%
4,500,000	Banco de Bogota S.A.	5.00%	^	01/15/2017	4,533,750
500,000	BanColombia S.A.	5.95%		06/03/2021	504,375
700,000	Ecopetrol S.A.	7.63%		07/23/2019	850,500
300,000	Empresa de Energia de Bogota S.A.	6.13%	^	11/10/2021	303,000
200,000	Gruposura Finance	5.70%	^	05/18/2021	201,000
4,621,000	Pacific Rubiales Energy Corporation	8.75%		11/10/2016	5,291,045
1,000,000	Pacific Rubiales Energy Corporation	7.25%	^	12/12/2021	1,010,000
					12,693,670
Costa Rica - 1.9%
3,500,000	Instituto Costarricense de Electricidad	6.95%	^	11/10/2021	3,570,000
1,325,000	Instituto Costarricense de Electricidad	6.95%		11/10/2021	1,351,500
					4,921,500
Dominican Republic - 4.2%
4,620,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	4,620,000
5,935,000	EGE Haina Finance Company	9.50%		04/26/2017	6,053,700
					10,673,700
El Salvador - 0.3%
690,000	MMG Fiduc (AES El Salvador)	6.75%		02/01/2016	676,200
					676,200
Guatemala - 0.4%
875,000	Industrial Trust	8.25%	^	07/27/2021	896,875
					896,875
India - 0.2%
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	573,722
					573,722
Kazakhstan - 3.4%
700,000	BTA Bank	10.75%	#	07/01/2018	122,500
500,000	Development Bank of Kazakhstan	7.38%		11/12/2013	518,425
3,700,000	Development Bank of Kazakhstan	6.00%		03/23/2026	3,316,495
2,500,000	Eurasian Development Bank	7.38%		09/29/2014	2,625,000
2,000,000	Kazkommertsbank JSC	8.50%	^	05/11/2018	1,590,000
429,091	Tengizchevroil Finance Corporation	6.12%		11/15/2014	441,427
					8,613,847
Mexico - 12.5%
4,000,000	America Movil S.A.B. de C.V.	2.38%		09/08/2016	4,008,856
1,500,000	Banco Mercantil del Norte	4.38%		07/19/2015	1,520,625
1,600,000	Banco Mercantil del Norte	6.86%	#	10/13/2021	1,632,000
1,500,000	C10 Capital Ltd.	6.72%	#	12/31/2016	795,000
3,675,400	Controladora Comercial Mexicana S.A.B. de C.V.	7.00%		06/30/2018	3,574,326
5,500,000	Empresas ICA S.A.B. de C.V.	8.90%		02/04/2021	4,977,499
2,859,000	GRUMA S.A.B. de C.V.	7.75%		12/29/2041	2,866,148
388,000	Grupo Famsa S.A.B. de C.V.	11.00%		07/20/2015	386,060
130,000	Grupo KUO S.A.B. de C.V.	9.75%		10/17/2017	139,100
1,550,000	Ixe Banco S.A.	9.25%		10/14/2020	1,697,250
525,000	Ixe Banco S.A.	9.75%		12/29/2041	528,938
3,500,000	NII Capital Corporation	8.88%		12/15/2019	3,701,250
3,700,000	Petroleos Mexicanos	5.50%		01/21/2021	4,033,000
280,000	Sigma Alimentos S.A.	5.63%		04/14/2018	287,000
1,150,000	Sigma Alimentos S.A.	6.88%		12/16/2019	1,224,750
700,000	Telefonos de Mexico S.A.B.	5.50%		01/27/2015	763,436
					32,135,238
Panama - 0.0%
100,000	AES Panama S.A.	6.35%		12/21/2016	108,750
					108,750
Peru - 12.1%
255,000	Banco de Credito del Peru	6.88%	# ^	09/16/2026	263,288
1,958,000	Banco de Credito del Peru	6.88%	#	09/16/2026	2,021,635
3,135,000	Banco de Credito del Peru	9.75%	#	11/06/2069	3,573,900
2,400,000	Banco Internacional del Peru	5.75%		10/07/2020	2,340,000
2,816,000	Banco Internacional del Peru	8.50%	#	04/23/2070	2,865,280
300,000	Banco Internacional del Peru	8.50%	# ^	04/23/2070	305,250
1,350,000	Continental Banco Trust	7.38%	# ^	10/07/2040	1,343,925
2,360,000	Continental Banco Trust	7.38%	#	10/07/2040	2,349,380
1,000,000	Corporacion Lindley S.A.	6.75%	^	11/23/2021	1,025,000
5,555,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	5,735,537
3,264,237	IIRSA Norte Finance Ltd.	8.75%		05/30/2024	3,774,438
600,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	603,000
1,600,000	Inkia Energy Ltd.	8.38%		04/04/2021	1,608,000
1,250,000	Intercorp Retail Trust	8.88%	^	11/14/2018	1,303,125
1,438,000	Southern Copper Corporation	6.38%		07/27/2015	1,567,984
500,000	Southern Copper Corporation	6.75%		04/16/2040	505,308
					31,185,050
Qatar - 4.5%
5,323,898	Nakilat, Inc.	6.27%		12/31/2033	5,728,956
1,993,806	Ras Laffan Liquefied Natural Gas Company	5.83%		09/30/2016	2,138,357
3,500,000	Ras Laffan Liquefied Natural Gas Company	5.84%		09/30/2027	3,745,000
					11,612,313
Russia - 8.8%
2,000,000	Alfa Bank	8.64%	#	02/22/2017	1,760,000
1,900,000	Gaz Capital S.A.	7.34%		04/11/2013	1,980,750
1,750,000	Gaz Capital S.A.	5.09%		11/29/2015	1,779,225
100,000	Industry & Construction Bank	5.01%	#	09/29/2015	93,250
1,500,000	Kuznetski Capital S.A.	5.97%	#	11/25/2015	1,387,290
2,200,000	Russian Agricultural Bank	6.00%	# ^	06/03/2021	1,947,000
1,800,000	Russian Agricultural Bank	6.00%	#	06/03/2021	1,593,000
3,400,000	SCF Capital Ltd.	5.38%		10/27/2017	2,958,000
1,450,000	Transneft	5.67%		03/05/2014	1,511,625
1,200,000	Vimpel Communications	7.75%	^	02/02/2021	1,032,000
1,700,000	Vimpel Communications	7.75%		02/02/2021	1,462,000
2,100,000	VimpelCom Holdings B.V.	7.50%	^	03/01/2022	1,774,500
3,100,000	VTB Capital S.A.	6.88%		05/29/2018	3,185,250
					22,463,890
Singapore - 3.4%
3,250,000	Oversea-Chinese Banking Corporation	4.25%	#	11/18/2019	3,339,378
5,000,000	Temasek Financial Ltd.	4.30%		10/25/2019	5,393,930
					8,733,308
South Africa - 4.3%
1,000,000	AngloGold Holdings PLC	5.38%		04/15/2020	995,098
4,330,000	AngloGold Holdings PLC	6.50%		04/15/2040	4,226,115
2,000,000	Gold Fields Orogen Holdings	4.88%	^	10/07/2020	1,768,926
4,555,000	Gold Fields Orogen Holdings	4.88%		10/07/2020	4,028,729
					11,018,868
South Korea - 0.4%
400,000	Export-Import Bank of Korea	3.75%		10/20/2016	403,064
500,000	Industrial Bank of Korea	3.75%		09/29/2016	504,325
					907,389
Thailand - 0.8%
2,000,000	PTTEP Australia International Finance Ltd.	4.15%		07/19/2015	2,034,936
					2,034,936
Total Foreign Corporate Bonds (Cost $231,511,419)					224,805,515

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 9.6%
Chile - 0.2%
400,000	Republic of Chile	3.25%		09/14/2021	413,000
					413,000
Colombia - 2.8%
4,000,000	Colombia Government International Bond	2.25%	#	11/16/2015	4,020,000
2,900,000	Colombia Government International Bond	4.38%		07/12/2021	3,132,000
					7,152,000
Kazakhstan - 0.5%
1,200,000	Halyk Savings Bank	9.25%		10/16/2013	1,266,000
					1,266,000
Malaysia - 2.5%
1,600,000	1Malaysia Sukuk Global Bank	3.93%		06/04/2015	1,672,326
4,750,000	Wakala Global Sukuk BHD	2.99%		07/06/2016	4,777,721
					6,450,047
Qatar - 3.6%
5,100,000	State of Qatar	3.13%	^	01/20/2017	5,157,120
4,000,000	State of Qatar	4.50%	^	01/20/2022	4,130,000
					9,287,120
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $24,254,019)					24,568,167

Short Term Investments - 4.5%
11,399,363	Fidelity Institutional Government Portfolio	0.01%	1		11,399,363
Total Short Term Investments (Cost $11,399,363)					11,399,363

Total Investments - 101.9% (Cost $267,164,801)					260,773,045
Liabilities in Excess of Other Assets - (1.9)%					(4,892,390)
NET ASSETS - 100.0%					$ 255,880,655

	^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At December 31, 2011, the value of these securities amounted to $50,148,574 or 19.6% of net assets.

	1	Seven-day yield as of December 31, 2011
	#	Variable rate security. Rate disclosed as of December 31, 2011.

As of December 31, 2011, the cost basis of invesments for income tax purposes were as follows+:

Tax Cost of Investments			$ 267,165,338
Gross Tax Unrealized Appreciation			1,668,329
Gross Tax Unrealized Depreciation			(8,060,622)
Net Tax Unrealized Appreciation (Depreciation)			$ (6,392,293)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

DoubleLine Multi-Asset Growth Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Principal Amount	Security Description	Rate		Maturity	Value $
Non-Agency Collateralized Mortgage Obligations - 12.6%
457,423	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.14%	#	03/25/2036	222,817
750,000	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	#	10/25/2036	455,300
92,444	BCAP LLC Trust, Series 2007-AA2-2A5	6.00%		04/25/2037	62,141
106,000	BCAP LLC Trust, Series 2010-RR6-1A20	9.16%	# ^	08/26/2022	106,000
582,127	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP8-A2	4.83%		08/15/2038	590,673
100,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10-AM	5.45%	#	12/11/2040	95,127
430,000	Chaseflex Trust, Series 2007-M1-2F4	6.35%	#	08/25/2037	288,731
596,673	Citi Mortgage Alternative Loan Trust, Series 2007-A6-1A11	6.00%		06/25/2037	398,420
344,485	Citicorp Mortgage Securities, Inc., Series 2007-2-3A1	5.50%		02/25/2037	295,545
357,888	Citigroup Mortgage Loan Trust, Inc., Series 2009-7-2A2	5.50%	^	10/25/2021	241,574
100,000	Commercial Mortgage Asset Trust, Series 1999-C1-B	7.23%	#	01/17/2032	106,890
208,594	Countrywide Alternative Loan Trust, Series 2006-32CB-A16	5.50%		11/25/2036	147,803
1,128,027	Countrywide Alternative Loan Trust, Series 2006-J1-2A1	7.00%		02/25/2036	483,531
52,230	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10	28.55%	#I/F	08/25/2037	82,508
34,199	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2	27.23%	#I/F	09/25/2037	45,403
35,000	Countrywide Home Loans, Series 2007-4-1A5	6.50%		05/25/2037	27,326
77,642	Credit Suisse First Boston Mortgage Securities Corporation, Series 2002-CKS4-A2	5.18%		11/15/2036	78,563
372,603	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	318,781
65,510	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	58,816
500,000	Credit Suisse Mortgage Capital Certificates, Series 2010-7R-4A17	8.89%	# ^	04/26/2037	306,450
367,243	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1	11.73%	# ^I/F	04/15/2036	369,978
129,353	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4	11.73%	# ^I/F	04/15/2036	137,115
121,855	First Horizon Alternative Mortgage Securities, Series 2007-FA2-1A3	6.00%		04/25/2037	82,684
210,705	GE Capital Commercial Mortgage Corporation, Series 2002-1A-A3	6.27%		12/10/2035	211,566
295,666	GE Capital Commercial Mortgage Corporation, Series 2005-C1-A2	4.35%		06/10/2048	295,410
3,529	GMAC Commercial Mortgage Securities, Inc., Series 2004-C2-A2	4.76%		08/10/2038	3,533
1,000,000	GSAA Home Equity Trust, Series 2006-15-AF3B	5.93%	#	09/25/2036	226,206
428,348	GSR Mortgage Loan Trust, Series 2006-2F-2A20	10.83%	#I/F	02/25/2036	431,004
72,671	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	50,302
22,517	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2002-CIB5-A1	4.37%		10/12/2037	22,506
52,050,349	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CB12-X1	0.11%	# ^ I/O	09/12/2037	420,359
200,000	JP Morgan Mortgage Acquisition Corporation, Series 2006-CH2-AF3	5.46%	#	10/25/2036	103,363
256,279	LB-UBS Commercial Mortgage Trust, Series 2003-C7-A2	4.06%	#	09/15/2027	256,551
6,742	LB-UBS Commercial Mortgage Trust, Series 2005-C2-A3	4.91%		04/15/2030	6,751
37,461,045	LB-UBS Commercial Mortgage Trust, Series 2006-C6-XCP	0.67%	# I/O	09/15/2039	442,527
74,723	LB-UBS Commercial Mortgage Trust, Series 2006-C7-A2	5.30%		11/15/2038	74,852
208,524	Lehman Mortgage Trust, Series 2006-4-1A3	5.11%	#I/F I/O	08/25/2036	27,601
13,032	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	8,688
113,801	Lehman Mortgage Trust, Series 2007-5-11A1	5.97%	#	06/25/2037	72,833
500,000	Long Beach Mortgage Loan Trust, Series 2005-WL2-M1	0.76%	#	08/25/2035	391,276
316,993	Morgan Stanley Capital, Inc., Series 2004-HQ3-A3	4.49%		01/13/2041	318,234
20,885,888	Morgan Stanley Capital, Inc., Series 2005-HQ6-X2	0.44%	# I/O	08/13/2042	164,978
54,333,100	Morgan Stanley Capital, Inc., Series 2007-IQ16-X2	0.23%	# ^ I/O	12/12/2049	479,598
585,526	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	375,905
495,070	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	292,254
9,050	Residential Accredit Loans, Inc., Series 2006-QS13-1A8	6.00%		09/25/2036	5,138
496,327	Residential Accredit Loans, Inc., Series 2006-QS2-1A4	5.50%		02/25/2036	291,252
102,501	Residential Accredit Loans, Inc., Series 2006-QS7-A4	0.69%	#	06/25/2036	43,979
307,502	Residential Accredit Loans, Inc., Series 2006-QS7-A5	5.31%	#I/F I/O	06/25/2036	44,717
193,018	Residential Accredit Loans, Inc., Series 2006-QS8-A4	0.74%	#	08/25/2036	84,098
579,053	Residential Accredit Loans, Inc., Series 2006-QS8-A5	5.26%	#I/F I/O	08/25/2036	85,310
4,200	Residential Asset Mortgage Products, Inc., Series 2004-RS9-AI4	4.77%	#	10/25/2032	3,587
35,000	Residential Asset Securitization Trust, Series 2005-A12-A12	5.50%		11/25/2035	31,236
67,632	Salomon Brothers Mortgage Securities, Series 2002-KEY2-A2	4.47%		03/18/2036	67,734
226,237	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23-APB	5.45%		01/15/2045	229,017
638,928	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RS1-A1	4.50%		11/25/2033	639,082
451,176	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A6	5.77%	#	10/25/2036	277,942
6,713,191	WF-RBS Commercial Mortgage Trust, Series 2011-C3-XA	1.74%	# ^ I/O	03/15/2044	596,323
Total Non-Agency Collateralized Mortgage Obligations (Cost $12,676,546)					12,077,888

Foreign Corporate Bonds - 1.7%
200,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	200,000
100,000	BTA Bank	10.75%	#	07/01/2018	17,500
100,000	C10 Capital Ltd.	6.72%	#	12/31/2016	53,000
100,000	Continental Banco Trust	7.38%	#	10/07/2040	99,550
100,000	Corporacion Pesquera Inca S.A.C.	9.00%		02/10/2017	103,250
100,000	Development Bank of Kazakhstan	6.00%		03/23/2026	89,635
100,000	EGE Haina Finance Company	9.50%		04/26/2017	102,000
100,000	Empresas ICA S.A.B. de C.V.	8.90%		02/04/2021	90,500
150,000	GRUMA S.A.B. de C.V.	7.75%		12/29/2041	150,375
50,000	Grupo Famsa S.A.B. de C.V.	11.00%		07/20/2015	49,750
100,000	Industrial Trust	8.25%	^	07/27/2021	102,500
200,000	Marfrig Holdings B.V.	8.38%	^	05/09/2018	148,000
100,000	Minerva Overseas II Ltd.	10.88%		11/15/2019	89,250
200,000	VimpelCom Holdings B.V.	7.50%	^	03/01/2022	169,000
100,000	WPE International Cooperatief U.A.	10.38%		09/30/2020	90,000
80,000	YPF Sociedad Anonima	10.00%		11/02/2028	88,400
Total Foreign Corporate Bonds (Cost $1,905,295)					1,642,710

US Government / Agency Mortgage Backed Securities - 7.4%
894,464	Federal Home Loan Mortgage Corporation, Series 2890-ZA	5.00%		11/15/2034	983,300
232,347	Federal Home Loan Mortgage Corporation, Series 3261-SA	6.15%	#I/F I/O	01/15/2037	31,505
468,626	Federal Home Loan Mortgage Corporation, Series 3355-BI	5.77%	#I/F I/O	08/15/2037	71,613
891,502	Federal Home Loan Mortgage Corporation, Series 3384-S	6.11%	#I/F I/O	11/15/2037	101,752
981,731	Federal Home Loan Mortgage Corporation, Series 3417-SX	5.90%	#I/F I/O	02/15/2038	110,460
14,798,757	Federal Home Loan Mortgage Corporation, Series 3423-TG	0.35%	#I/F I/O	03/15/2038	143,370
1,798,464	Federal Home Loan Mortgage Corporation, Series 3500-SA	5.24%	#I/F I/O	01/15/2039	175,593
1,466,657	Federal Home Loan Mortgage Corporation, Series 3523-SM	5.72%	#I/F I/O	04/15/2039	159,008
468,856	Federal Home Loan Mortgage Corporation, Series 3562-WS	4.67%	#I/F I/O	08/15/2039	40,243
500,000	Federal Home Loan Mortgage Corporation, Series 3641-TB	4.50%		03/15/2040	537,032
103,614	Federal Home Loan Mortgage Corporation, Series 3738-MS	11.36%	#I/F	10/15/2040	104,254
190,835	Federal Home Loan Mortgage Corporation, Series 3739-LS	9.44%	#I/F	10/15/2040	192,881
76,337	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	75,376
39,906	Federal Home Loan Mortgage Corporation, Series 3780-BS	9.34%	#I/F	12/15/2040	40,744
96,112	Federal Home Loan Mortgage Corporation, Series 3780-YS	9.34%	#I/F	12/15/2040	101,752
142,146	Federal Home Loan Mortgage Corporation, Series 3793-SB	9.79%	#I/F	01/15/2041	140,603
149,038	Federal Home Loan Mortgage Corporation, Series 3796-SK	9.34%	#I/F	01/15/2041	151,176
333,130	Federal Home Loan Mortgage Corporation, Series 3923-CZ	5.00%		09/15/2041	358,947
500,000	Federal Home Loan Mortgage Corporation, Series 3972-AZ	3.50%		12/15/2041	448,750
406,635	Federal National Mortgage Association, Series 2006-101-SA	6.29%	#I/F I/O	10/25/2036	63,141
198,255	Federal National Mortgage Association, Series 2006-123-LI	6.03%	#I/F I/O	01/25/2037	28,428
1,110,281	Federal National Mortgage Association, Series 2007-57-SX	6.33%	#I/F I/O	10/25/2036	166,416
64,370	Federal National Mortgage Association, Series 2009-49-S	6.46%	#I/F I/O	07/25/2039	9,886
1,378,440	Federal National Mortgage Association, Series 2009-86-CI	5.51%	#I/F I/O	09/25/2036	139,829
1,175,925	Federal National Mortgage Association, Series 2009-90-IA	5.46%	#I/F I/O	03/25/2037	123,816
1,143,974	Federal National Mortgage Association, Series 2009-90-IB	5.43%	#I/F I/O	04/25/2037	124,413
92,888	Federal National Mortgage Association, Series 2010-155-SA	9.46%	#I/F	01/25/2041	93,414
713,742	Federal National Mortgage Association, Series 2011-113-SH	9.21%	#I/F	11/25/2041	712,842
442,070	Federal National Mortgage Association, Series 2011-11-SA	6.24%	#I/F	03/25/2031	434,413
167,810	Federal National Mortgage Association, Series 2011-14-US	7.73%	#I/F	03/25/2041	167,977
148,573	Government National Mortgage Association, Series 2009-6-SM	5.67%	#I/F I/O	02/20/2038	20,364
93,091	Government National Mortgage Association, Series 2011-12-PO	0.00%	P/O	12/20/2040	78,403
142,187	Government National Mortgage Association, Series 2011-14-SM	9.13%	#I/F	08/16/2040	145,142
517,130	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	564,069
250,000	Government National Mortgage Association, Series 2011-7-LS	9.31%	#I/F	12/20/2040	279,553
Total US Government / Agency Mortgage Backed Securities (Cost $6,695,588)					7,120,465

Investment Companies and Exchange Traded Notes - 18.6%
46,000	Hugoton Royalty Trust				867,560
5,700	iPath Dow Jones-UBS Agriculture Total Return ETN *				304,494
45,000	iShares Barclays 1-3 Year Treasury Bond Fund				3,802,500
33,000	Market Vectors Gold Miners ETF				1,697,190
18,000	Market Vectors Junior Gold Miners ETF				444,600
2,000	ProShares UltraShort 20+ Year Treasury *				36,100
700	ProShares UltraShort Russell 2000 *				26,936
40,400	San Juan Basin Royalty Trust				919,504
45,800	SPDR Dow Jones Industrial Average ETF Trust				5,580,730
3,250	SPDR Gold Shares *				493,968
46,500	Vanguard Short-Term Bond ETF				3,759,060
Total Investment Companies and Exchange Traded Notes (Cost $18,575,873)					17,932,642

Mutual Funds - 24.3% (a)
242,515	DoubleLine Core Fixed Income Fund				2,657,970
222,577	DoubleLine Emerging Markets Fixed Income Fund				2,276,960
185,067	DoubleLine Low Duration Bond Fund				1,867,323
1,504,427	DoubleLine Total Return Bond Fund				16,593,824
Total Mutual Funds (Cost $23,506,666)					23,396,077

Contracts (100 Shares Per Contract)	Security Description	Rate		Maturity	Value $
Purchased Options - 0.2%
2,440,000	Australian Dollar Put, Expiration 5/17/2012, Strike Price $0.98				76,860
10	Brent European Call, Expiration 6/5/2012, Strike Price $120				38,600
5	Crude Oil Europe Call, Expiration 11/15/2013, Strike Price $130				22,000
150	SPDR Dow Jones Industrial Average ETF Put, Expiration 1/21/2012, Strike Price $103				1,050
400	Tiffany & Company Put, Expiration 1/12/2012, Strike Price $60				19,600
Total Purchased Options (Cost $341,404)					158,110

Principal Amount / Shares	Security Description	Rate		Maturity	Value $
Short Term Investments - 32.7%
28,926,072	Fidelity Institutional Government Portfolio	0.01%	1		28,926,072
2,500,000	United States Treasury Bills	0.00%		02/23/2012	2,500,000
Total Short Term Investments (Cost $31,426,072)					31,426,072

Total Investments - 97.5% (Cost $95,127,444)					93,753,964
Other Assets in Excess of Liabilities - 2.5%					2,419,478
NET ASSETS - 100.0%					$ 96,173,442

#	Variable rate security. Rate disclosed as of December 31, 2011.
^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At December 31, 2011, the value of these securities amounted to $3,076,897 or 3.2% of net assets.

1	Seven-day yield as of December 31, 2011
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of prevailing interest rates
I/O	Interest only security
P/O	Principal only security
*	Non-Income Producing
(a)	Institutional class shares at each Fund

Written Options
Contracts (100 Shares Per Contract)	Security Description			Value $
5	Crude Oil Europe Call, Expiration 12/15/2013, Strike Price $180			(6,050)
Total Written Options (Premiums Received $5,000)				$ (6,050)

Long Futures Contracts
Contracts	Security Description	Type	Expiration Month	Unrealized Appreciation (Depreciation) $
10	Gold Future	Buy	2/2012	181,431
				$ 181,431

Short Futures Contracts
Contracts	Security Description	Type	Expiration Month	Unrealized Appreciation (Depreciation) $
32	Australian Currency Future	Sell	3/2012	(24,836)
				$ (24,836)

Credit Default Swaps - Buy Protection(b)
Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation) $
French Republic	Morgan Stanley	2,000,000	09/20/2016	89,457
French Republic	Morgan Stanley	2,000,000	12/20/2016	28,064
Austria	Morgan Stanley	8,000,000	12/20/2016	56,681
				$ 174,202

Credit Default Swaps - Sell Protection(b)
Reference Entity	Counterparty	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation) $
CMBX Corporation	Morgan Stanley	2,000,000	02/17/2051	(76,564)
				$ (76,564)
 (b) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

As of December 31, 2011, the cost basis of invesments for income tax purposes were as follows+:

Tax Cost of Investments				$ 95,127,435
Gross Tax Unrealized Appreciation				779,389
Gross Tax Unrealized Depreciation				(2,152,860)
Net Tax Unrealized Appreciation (Depreciation)				$ (1,373,471)

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

DoubleLine Low Duration Bond Fund
Schedule of Investments
December 31, 2011 (Unaudited)

Principal Amount		Security Description	Rate		Maturity	Value $
Non-Agency Collateralized Mortgage Obligations - 37.4%
17,691,897		Asset Securitization Corporation, Series 1997-D4-PS1	1.29%	# I/O	04/14/2029	488,234
861,775		Bank of America Commercial Mortgage, Inc., Series 2006-5-AAB	5.38%		09/10/2047	895,905
8,716		Bank of America Commercial Mortgage, Inc., Series 2003-1-A1	3.88%		09/11/2036	8,716
100,000		Bank of America Commercial Mortgage, Inc., Series 2003-2-A4	5.06%	#	03/11/2041	104,734
88,546		BCAP LLC Trust, Series 2009-RR13-6A5	6.00%	# ^	04/26/2037	90,967
970,212		Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP8-A2	4.83%		08/15/2038	984,455
600,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR3-A4	4.72%		02/11/2041	628,564
1,115,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR4-A3	5.47%	#	06/11/2041	1,201,877
547,313		Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8-AAB	4.58%		06/11/2041	560,730
860,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW17-AAB	5.70%		06/11/2050	899,993
100,000		Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T28-A2	5.59%		09/11/2042	101,572
650,000		CD Commercial Mortgage Trust, Series 2007-CD4-ASB	5.28%		12/11/2049	670,745
15,260,748		CD Commercial Mortgage Trust, Series 2007-CD5-XP	0.18%	# ^ I/O	11/15/2044	84,941
254,884		Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5-1A6	4.60%		01/25/2015	256,085
408,816		Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6-1A6	4.59%		11/25/2034	408,462
108,975		Commercial Mortgage Acceptance Corporation, Series 1998-C1-F	6.23%	^	07/15/2031	112,347
160,443		Commercial Mortgage Acceptance Corporation, Series 1998-C2-F	5.44%	# ^	09/15/2030	167,031
140,847		Credit Suisse Mortgage Capital Certificates, Series 2010-1R-5A1	5.00%	# ^	01/27/2036	145,156
63,212		GE Capital Commercial Mortgage Corporation, Series 2002-1A-A3	6.27%		12/10/2035	63,470
727,467		GMAC Commercial Mortgage Securities, Inc., Series 2004-C3-AAB	4.70%		12/10/2041	753,740
249,079		Greenpoint Mortgage Funding Trust, Series 2006-AR8-1A1A	0.32%	#	01/25/2047	235,362
750,000		GS Mortgage Securities Corporation II, Series 2003-C1-A3	4.61%		01/10/2040	768,112
6,077,956		GS Mortgage Securities Corporation II, Series 2005-GG4-XP	0.71%	# ^ I/O	07/10/2039	20,215
875,462		GSR Mortgage Loan Trust, Series 2006-AR1-2A2	2.77%	#	01/25/2036	823,164
1,675,383		Jefferies & Company, Inc., Series 2010-R7-5A1	1.26%	# ^	09/26/2035	1,529,014
533,059		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CB8-A1A	4.16%	^	01/12/2039	549,578
118,848		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB15-ASB	5.79%	#	06/12/2043	126,376
111,303		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-CB17-ASB	5.42%		12/12/2043	118,800
221,175		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-LDP12-ASB	5.83%	#	02/15/2051	238,983
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2011-PLSD-A1	2.19%	^	11/13/2044	1,002,600
908,554		JP Morgan Research Trust, Series 2011-2-2A3	3.50%	# ^	07/26/2036	919,965
20,708		LB-UBS Commercial Mortgage Trust, Series 2003-C5-A3	4.25%		07/15/2027	21,168
97,386		LB-UBS Commercial Mortgage Trust, Series 2003-C7-A2	4.06%	#	09/15/2027	97,489
37,399		LB-UBS Commercial Mortgage Trust, Series 2005-C3-A3	4.65%		07/15/2030	37,562
37,461,045		LB-UBS Commercial Mortgage Trust, Series 2006-C6-XCP	0.67%	# I/O	09/15/2039	442,527
2,264,108		Lehman XS Trust, Series 2006-11-2A1	0.42%	#	06/25/2046	2,013,373
138,000		Merrill Lynch Mortgage Trust, Series 2003-KEY1-A4	5.24%	#	11/12/2035	145,738
1,020,000		Merrill Lynch Mortgage Trust, Series 2004-KEY2-A4	4.86%	#	08/12/2039	1,087,098
488,889		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4-A2FL	0.40%	#	12/12/2049	486,654
201,644		Morgan Stanley Capital, Inc., Series 2002-IQ2-A4	5.74%		12/15/2035	203,848
120,398		Morgan Stanley Capital, Inc., Series 2003-IQ5-A4	5.01%		04/15/2038	125,122
471,645		Morgan Stanley Capital, Inc., Series 2003-TOP9-A2	4.74%		11/13/2036	481,868
98,422		Morgan Stanley Capital, Inc., Series 2004-T13-A3	4.39%		09/13/2045	100,327
250,000		Morgan Stanley Capital, Inc., Series 2006-HQ9-AAB	5.69%		07/12/2044	260,733
750,528		Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2018	769,842
755,368		Residential Funding Mortgage Securities Trust, Series 2003-S16-A1	4.75%		09/25/2018	775,239
165,843		Sargas CLO II Ltd., Series 2006-1A-C	1.01%	# ^	10/20/2018	164,185
816,568		Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5-5A3	5.30%	#	06/25/2036	742,518
906,687		Structured Asset Securities Corporation, Series 2003-24A-1A3	2.45%	#	07/25/2033	750,350
1,037,492		Structured Asset Securities Corporation, Series 20034-15-2A1	4.75%		09/25/2019	1,043,038
142,514		Wachovia Bank Commercial Mortgage Trust, Series 2002-C1-A4	6.29%		04/15/2034	142,986
1,500,045		Wachovia Bank Commercial Mortgage Trust, Series 2003-C3-A2	4.87%		02/15/2035	1,538,021
78,600		Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-APB	6.00%		06/15/2045	85,279
1,474,846		Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RS1-A1	4.50%		11/25/2033	1,475,202
299,077		Wells Fargo Home Equity Trust, Series 2004-2-AI5	4.89%	#	05/25/2034	299,715
987,510		Wells Fargo Mortgage Backed Securities Trust, Series 2005-9-1A8	5.50%		10/25/2035	978,279
663,422		Wells Fargo Mortgage Backed Securities Trust, Series 2006-4-1A8	5.75%		04/25/2036	662,296
28,357		Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A3	5.62%	#	04/25/2036	27,733
Total Non-Agency Collateralized Mortgage Obligations (Cost $29,837,302)						29,918,083

US Corporate Bonds - 15.2%
250,000		Altria Group, Inc.	8.50%		11/10/2013	282,360
315,000		American Express Credit Corporation	5.88%		05/02/2013	331,220
250,000		Amgen, Inc.	1.88%		11/15/2014	253,412
350,000		Anheuser Busch Inbev Worldwide, Inc.	5.38%		11/15/2014	389,156
325,000		AT&T, Inc.	4.85%		02/15/2014	350,486
324,000		Berkshire Hathaway, Inc.	3.20%		02/11/2015	343,747
200,000		Boeing Capital Corporation	3.25%		10/27/2014	213,103
50,000		Caterpillar Financial Services Corporation	6.13%		02/17/2014	55,387
188,000		Caterpillar Financial Services Corporation	1.38%		05/20/2014	190,465
350,000		Citigroup, Inc.	0.72%	#	11/05/2014	319,351
300,000		Coca-Cola Company	0.75%		11/15/2013	300,688
300,000		Comcast Corporation	6.50%		01/15/2015	340,327
300,000		ConocoPhillips Company	4.75%		02/01/2014	324,167
318,000		Daimler Finance North America LLC	6.50%		11/15/2013	346,519
250,000		DBS Bank Ltd.	2.38%		09/14/2015	247,916
300,000		DIRECTV Holdings LLC	4.75%		10/01/2014	324,259
210,000		Dow Chemical Company	7.60%		05/15/2014	237,602
300,000		Duke Energy Corporation	6.30%		02/01/2014	331,148
100,000		Ecolab, Inc.	2.38%		12/08/2014	102,014
325,000		General Electric Capital Corporation	3.75%		11/14/2014	342,805
300,000		Gilead Sciences, Inc.	2.40%		12/01/2014	305,617
68,000		Inversiones CMPC S.A.	4.88%		06/18/2013	70,831
325,000		JP Morgan Chase & Company	4.75%		05/01/2013	339,870
120,000		Kinder Morgan Energy Partners LP	5.13%		11/15/2014	129,906
210,000		Kraft Foods, Inc.	2.63%		05/08/2013	214,613
150,000		Lukoil International Finance BV	6.38%		11/05/2014	158,625
325,000		Metropolitan Life Global Funding	5.13%	^	04/10/2013	339,611
100,000		MTR Corporation	4.50%		08/14/2013	104,644
200,000		MTR Corporation	4.75%		01/21/2014	212,762
32,000		National Rural Utilities Cooperative Finance Corporation	5.50%		07/01/2013	34,238
300,000		Petronas Global Sukuk Ltd.	4.25%		08/12/2014	314,205
300,000		Procter & Gamble Company	0.70%		08/15/2014	301,658
200,000		Qtel International Finance Ltd.	6.50%		06/10/2014	218,700
300,000		Raytheon Company	1.40%		12/15/2014	301,670
325,000		Safeway, Inc.	6.25%		03/15/2014	358,138
150,000		Sberbank of Russia	6.47%		07/02/2013	157,875
333,000		Simon Property Group LP	6.75%		05/15/2014	366,916
200,000		Southern Power Company, Series D	4.88%		07/15/2015	219,054
291,000		Southwest Airlines Company	5.25%		10/01/2014	310,760
205,000		Time Warner Cable, Inc.	6.20%		07/01/2013	220,058
300,000		United Overseas Bank Ltd.	4.50%		07/02/2013	309,348
200,000		VEB-Leasing	5.13%		05/27/2016	195,000
120,000		Wal-Mart Stores, Inc.	3.00%		02/03/2014	126,437
225,000		Wal-Mart Stores, Inc.	1.63%		04/15/2014	230,076
300,000		Wellpoint, Inc.	5.00%		12/15/2014	328,003
332,000		Wells Fargo & Company	4.38%		01/31/2013	343,213
300,000		Xerox Corporation	4.25%		02/15/2015	316,430
Total US Corporate Bonds (Cost $12,162,257)						12,154,390

Foreign Corporate Bonds - 10.9%
200,000		Abu Dhabi National Energy Company	6.60%		08/01/2013	212,700
118,000		AES Gener S.A.	7.50%		03/25/2014	130,095
300,000		America Movil S.A.B. de C.V.	2.38%		09/08/2016	300,664
350,000		Australia & New Zealand Banking Group Ltd.	2.13%	^	01/10/2014	349,842
200,000		Banco Bradesco S.A.	2.56%	#	05/16/2014	196,439
200,000		Banco de Bogota S.A.	5.00%	^	01/15/2017	201,500
250,000		Banco de Credito del Peru	4.75%		03/16/2016	251,875
200,000		Banco do Brasil	4.50%		01/22/2015	207,800
200,000		Banco do Nordeste	3.63%		11/09/2015	200,500
300,000		Banco Mercantil del Norte	4.38%		07/19/2015	304,125
200,000		Banco Safra S.A.	3.50%		05/16/2014	200,100
100,000		Banco Santander	2.88%		11/13/2012	100,649
200,000		BanColombia S.A.	4.25%		01/12/2016	199,000
150,000		BP Capital Markets PLC	3.63%		05/08/2014	157,715
200,000		Centrais Eletricas Brasileiras S.A.	7.75%		11/30/2015	228,000
200,000		CNPC Overseas Capital Ltd.	3.13%		04/28/2016	207,550
300,000		Corporacion Nacional del Cobre de Chile	4.75%		10/15/2014	323,266
344,000		Covidien International Finance S.A.	1.88%		06/15/2013	347,390
200,000		Development Bank of Kazakhstan	7.38%		11/12/2013	207,370
84,290		Dolphin Energy Ltd.	5.89%		06/15/2019	91,771
200,000		Enersis S.A.	7.38%		01/15/2014	219,555
200,000		Eurasian Development Bank	7.38%		09/29/2014	210,000
300,000		Gaz Capital S.A.	7.34%		04/11/2013	312,750
250,000		Hutchison Whampoa International	4.63%		09/11/2015	265,248
150,000		Industrial Bank of Korea	7.13%		04/23/2014	164,581
150,000		KazMunayGas National Company	8.38%		07/02/2013	157,875
200,000		Petrobras International Finance Company	3.88%		01/27/2016	207,042
300,000		Petroleos Mexicanos	4.88%		03/15/2015	320,625
350,000		PTTEP Australia International Finance Ltd.	4.15%		07/19/2015	356,114
387,900		Ras Laffan Liquefied Natural Gas Company	5.83%		09/30/2016	416,022
350,000		Royal Bank of Cananda	1.13%	#	10/30/2014	349,286
300,000		Southern Copper Corporation	6.38%		07/27/2015	327,118
350,000		Telefonos de Mexico S.A.B.	5.50%		01/27/2015	381,718
150,000		Temasek Financial Ltd.	4.50%		09/21/2015	163,655
171,636		Tengizchevroil Finance Corporation	6.12%		11/15/2014	176,571
100,000		Transneft	5.67%		03/05/2014	104,250
100,000		VTB Capital S.A.	6.88%		05/29/2018	102,750
Total Foreign Corporate Bonds (Cost $8,652,185)						8,653,511

Foreign Government Bonds and Notes, Supranationals and Foreign Agencies - 2.8%
200,000		1Malaysia Sukuk Global Bank	3.93%		06/04/2015	209,041
600,000		Colombia Government International Bond	2.25%	#	11/16/2015	603,000
300,000		Export-Import Bank of Korea	4.13%		09/09/2015	309,079
300,000		Korea Development Bank	8.00%		01/23/2014	330,238
100,000		Pemex Project Funding Master Trust	1.13%	#	12/03/2012	99,550
100,000		Republic of South Africa	6.50%		06/02/2014	110,000
300,000		State Of Qatar	5.15%		04/09/2014	322,125
250,000		Wakala Global Sukuk BHD	2.99%		07/06/2016	251,459
Total Foreign Government Bonds and Notes, Supranationals and Foreign Agencies (Cost $2,235,213)						2,234,492

US Government / Agency Mortgage Backed Securities - 4.2%
1,021,796		Federal Home Loan Mortgage Corporation, Pool N70081	5.50%		07/01/2038	1,112,421
435,546		Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	464,274
432,624		Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	460,261
232,536		Federal National Mortgage Association Pass-Thru, Pool 995112	5.50%		07/01/2036	254,090
996,768		Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	1,033,237
Total US Government / Agency Mortgage Backed Securities (Cost $3,275,262)						3,324,283

Short Term Investments - 32.7%
8,815,030		United States Treasury Bonds	3.00%		07/15/2012	9,009,922
17,031,082		Fidelity Institutional Government Portfolio	0.01%	1		17,031,082
Total Short Term Investments (Cost $26,032,433)						26,041,004

Total Investments - 103.2% (Cost $82,194,652)						82,325,763
Liabilities in Excess of Other Assets - (3.2)%						(2,572,954)
NET ASSETS - 100.0%						$ 79,752,809

	#	Variable rate security. Rate disclosed as of December 31, 2011.
	^
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by the Fund's Board of Trustees.  At December 31, 2011, the value of these securities amounted to $5,676,952 or 7.1% of net assets.

	1	Seven-day yield as of December 31, 2011
	I/O	Interest only security

Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedules of Investments.

Summary of Fair Value Disclosure
December 31, 2011 (Unaudited)

Security Valuation.  The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted market prices in active markets
Level 2 - Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
Level 3 - Unobservable inputs developed using the reporting entity’s estimates and assumptions, which reflect those that market participants would use

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible referred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows, market-based yield spreads for each tranche and current market data and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. The amount of the adjustment is generally determined on the basis of recommendations from pricing services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swaps agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of broker dealer quotations or pricing service valuations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. As of December 31, 2011, the Funds did not hold securities fair valued by the Valuation Committee.

The end of period timing recognition is used for the significant transfers between levels of the Funds’ assets and liabilities. There were no significant transfers into or out of level 1, 2 and 3 during the reporting period.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2011:

Valuation Inputs	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund	DoubleLine Low Duration Bond Fund
Investments in Securities
Level 1
Money Market Funds	$755,609,350	$96,489,771	$11,399,363	$28,926,072	$17,031,082
Mutual Funds	-	-	-	23,396,077	-
Investment Companies and Exchange Traded Notes	-	-	-	17,932,642	-
Total Level 1	755,609,350	96,489,771	11,399,363	70,254,791	17,031,082
Level 2
US Government / Agency Mortgage Backed Securities	7,090,619,058	362,817,917	-	7,120,465	3,324,283
Non-Agency Collateralized Mortgage Obligations	5,584,130,886	288,796,615	-	12,077,888	29,918,083
US Government Bonds and Notes	-	319,353,443	-	-	-
Other Short Term Investments	2,049,490,828	-	-	2,500,000	9,009,922
US Corporate Bonds	-	255,956,268	-	-	12,154,390
Foreign Corporate Bonds	-	170,008,160	224,805,515	1,642,710	8,653,511
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	-	45,490,106	24,568,167	-	2,234,492
Purchased Options	-	-	-	158,110	-
Total Level 2	14,724,240,772	1,442,422,509	249,373,682	23,499,173	65,294,681
Level 3	-	-	-	-	-
Total	15,479,850,122	1,538,912,280	260,773,045	93,753,964	82,325,763
Other Financial Instruments
Level 1	-	-	-	-	-
Level 2
Futures Contracts	-	-	-	156,595	-
Credit Default Swaps	-	-	-	97,638	-
Written Options	-	-	-	(6,050)	-
Total Level 2	-	-	-	248,183	-
Level 3	-	-	-	-	-
Total	-	-	-	248,183	-
See the Schedule of Investments for further disaggregation of investment categories.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title) /s/ Ronald R. Redell
                                                 Ronald R. Redell, President

Date   2/29/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ronald R. Redell
                                              Ronald R. Redell, President

Date   2/29/2012

By (Signature and Title)* /s/ Susan Nichols
                                                    Susan Nichols, Treasurer

Date   2/29/2012

* Print the name and title of each signing officer under his or her signature.